UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07943

Nuveen Multistate Trust III

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Christopher M. Rohrbacher

Vice President and Secretary

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

Mutual Funds
30 November 2019
Nuveen Municipal
Bond Funds
Fund Name	Class A	Class C	Class C2	Class I
Nuveen Georgia Municipal Bond Fund	FGATX	FGCCX	FGACX	FGARX
Nuveen Louisiana Municipal Bond Fund	FTLAX	FAFLX	FTLCX	FTLRX
Nuveen North Carolina Municipal Bond Fund	FLNCX	FDCCX	FCNCX	FCNRX
Nuveen Tennessee Municipal Bond Fund	FTNTX	FTNDX	FTNCX	FTNRX
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.
You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #1. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.
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Table
of Contents

Chair’s Letter to Shareholders
Dear Shareholders,
Financial markets have been receiving mixed messages over the past year. The global economy has bifurcated, split between a slumping manufacturing sector and a resilient consumer. Confidence has been weakened among corporate managements, who are wary of trade frictions and moderating global growth, but has remained elevated among consumers, who have benefited from tight labor markets and growing wages. As the economic cycle advances toward its later stage, corporate profits are shrinking and earnings forecasts are being downgraded. A waning growth outlook has held interest rates near historically low levels, while stock market indexes have overcome periodic volatility to touch historical highs.
While we continue to anticipate slower economic growth and increased market volatility, we note that recession fears have receded from earlier in the year. The U.S. economy held steady in the third quarter, and nearer-term economic indicators have provided upside surprises. Consumer confidence remains underpinned by low unemployment and modest wage growth. Looser financial conditions, in part driven by the Federal Reserve’s three interest rate cuts in 2019, have revived momentum in the housing market and should continue to encourage borrowing by consumers and businesses. Outside the U.S., Germany avoided a recession in the second half of 2019 and other eurozone economic indicators are pointing to stabilization and improving sentiment. Consumer spending in Europe and Japan, like in the U.S., has remained supported by jobs growth and rising wages. Although the outcomes of trade, Brexit and other geopolitical concerns continue to be uncertain, some clarity on these issues could be a potential source of upside.
At Nuveen, we still see investment opportunities in the maturing economic environment, but we are taking a selective approach. If you’re concerned about where the markets are headed from here, we encourage you to work with your financial advisor to review your time horizon, risk tolerance and investment goals. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.
Sincerely,
Terence J. Toth
Chair of the Board
January 21, 2020

Portfolio Managers’
Comments
Nuveen Georgia Municipal Bond Fund
Nuveen Louisiana Municipal Bond Fund
Nuveen North Carolina Municipal Bond Fund
Nuveen Tennessee Municipal Bond Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio managers Daniel J. Close, CFA, and Steven M. Hlavin review key investment strategies and the performance of the Nuveen Georgia Municipal Bond Fund, Nuveen Louisiana Municipal Bond Fund, Nuveen North Carolina Municipal Bond Fund and Nuveen Tennessee Municipal Bond Fund. Dan has managed the Georgia, North Carolina and Tennessee Funds since 2007 and Steven has managed the Louisiana Fund since 2011.
How did the Funds perform during the six-month reporting period ended November 30, 2019?
The tables in the Fund Performance, Expense Ratios and Effective Leverage Ratios section of this report provide each Fund’s total return performance information for the six-month, one-year, five-year, ten-year and/or since-inception periods ended November 30, 2019. The returns for each Fund’s Class A Shares at net asset value (NAV) are compared with the performance of a corresponding market index and Lipper classification average.
During the reporting period, the Class A Shares at NAV of the Georgia Fund outperformed the S&P Municipal Bond Index, while the North Carolina Fund was roughly in line with this index and the Louisiana and Tennessee Funds both underperformed. Meanwhile, the Georgia and North Carolina Funds outperformed their common Lipper classification average, while the Tennessee Fund slightly underperformed and the Louisiana Fund performed in line with this performance measure.
What strategies were used to manage the Funds during the reporting period and how did these strategies influence performance during the six-month reporting period ended November 30, 2019?
Each Fund’s investment objective is to provide as high a level of current interest income exempt from regular federal, state and, in some cases, local income taxes as is consistent with preservation of capital.
All of the Funds continued to employ the same fundamental investment strategies and tactics long relied upon by NAM. Our municipal bond portfolios are managed with a value-oriented approach and close input from NAM’s research team. Below we highlight the specific factors influencing each Fund’s investment strategy, as well as how we managed each portfolio in light of recent market conditions.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s (S&P), Moody’s Investors Service, Inc. (Moody's) or Fitch, Inc (Fitch). This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings.
Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Managers’ Comments (continued)
Nuveen Georgia Municipal Bond Fund
The Class A Shares of the Nuveen Georgia Municipal Bond Fund outperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2019.
Duration (interest rate) positioning was the Fund’s main source of relative outperformance. During the reporting period, longer-dated bonds generally outpaced shorter maturity bonds. Accordingly, our simultaneous overweighting in bonds with longer effective durations and underweighting in shorter duration bonds added value.
Favorable sector positioning also helped the Fund. Specifically, an overweighting in health care bonds added value, given that this category outperformed the index. Tempering this result, however, was the Fund’s underweighting in dedicated tax bonds; this stance hurt relative performance, as this sector also outperformed.
Security selection added value, led by an allocation to tender option bonds, which benefited from favorable market conditions for these very long duration securities. Also faring well during the reporting period were various portfolio holdings with longer maturity dates and lower credit ratings, both were desirable characteristics for yield seeking investors during the reporting period. In contrast, our shorter-dated, high quality holdings were relative laggards. We also saw a degree of underperformance from bonds we purchased for the Fund in August 2019, a relative high point for the market.
The Fund’s credit quality positioning detracted. With lower rated bonds outperforming their higher quality counterparts, relative underweightings in non-rated and CCC rated bonds detracted, given that both credit tiers outpaced the index for the reporting period.
Our management focus during the reporting period was to keep the portfolio invested as we received new proceeds from shareholder purchases, bond calls and maturities, and very limited bond sales. New bond acquisitions, which we made across several sectors, included utility, water/sewer, gas prepaid, local general obligation health care and higher education bonds. When available, we preferred bonds with lower investment grade credit ratings and maturity dates ranging from the longer intermediate to long end of the yield curve. Although we were successful in adding bonds with our desired duration characteristics, our purchases tended to be highly rated, reflecting the generally higher quality nature of the Georgia municipal marketplace.
The Fund’s purchases during the reporting period increasingly focused on 4% coupon bonds, which have been offering additional yield opportunity and still reasonable defensiveness offered by the 4% coupon structures than the comparable 5% coupon bonds we favored in recent years.
Nuveen Louisiana Municipal Bond Fund
The Class A Shares of the Nuveen Louisiana Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2019.
The Fund’s sector positioning modestly detracted from relative performance. Specifically, we were overweighted in industrial revenue bonds (IRBs), largely reflecting the prevalence of such securities in the Louisiana municipal market relative to the national municipal index. IRBs are municipal bonds issued by a government agency on behalf of a private sector company. The sector broadly underperformed amid concerns about slowing global economic growth and its impact on commodity prices, curtailing the performance of certain Fund holdings, which included Westlake Chemical bonds (issued by the state of Louisiana) and Valero Energy bonds (issued by St. Charles Parish).
The IRB sector is also home to bonds issued under the Gulf of Mexico Energy Security Act (GOMESA). This legislation created a revenue sharing model for oil and gas producing states in the Gulf region, including Louisiana. During the reporting period, we made significant purchases of GOMESA bonds of three Louisiana parishes: Jefferson, St. John the Baptist and St. Martin. We made these purchases at times of heavy supply and what we believed were attractive prices, compelling yields and the potential for longer-term outperformance. Unfortunately, GOMESA securities lagged along with the broader IRB sector, and they were further hurt as the supply of these bonds accelerated during the reporting period.

Positive sector related factors included an underweighting in general obligation bonds, which added value as the sector lagged the index. We also saw strong results from the health care sector, primarily due to favorable security selection. Our overweighting in tobacco bonds added further value, led by strong results from out-of-state holdings issued in Ohio, California, New Jersey and New York.
Credit rating positioning gave the Fund an advantage relative to the index. Overweightings in non-rated, lower investment grade and below investment grade bonds had a positive effect on the Fund’s result relative to the index, as these securities outperformed higher quality bonds.
The Fund received significant shareholder inflows this reporting period, as well as proceeds from the maturities of some of our sizable health care positions. Taken together, these factors afforded ample funds to add new bonds to the portfolio without requiring us to sell existing holdings we preferred to maintain.
Along with our purchases of GOMESA bonds, we established a sizeable new holding in sales tax bonds for Jefferson Parish. Other new purchases took place across multiple sectors and included charter school, senior living, water/sewer, local school district and transportation bonds. In making these acquisitions, we more often emphasized bonds with mid to lower credit ratings and higher yields. To keep the portfolio’s duration (interest rate sensitivity) at our desired target, we favored bonds with longer maturities of 20 years and more.
Nuveen North Carolina Municipal Bond Fund
The Class A Shares of the Nuveen North Carolina Municipal Bond Fund performed roughly in line with the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2019.
Duration (interest rate) positioning contributed favorably to the Fund’s relative performance. Our combination of being overweighted in longer duration bonds, which were more sensitive to the beneficial effects of falling interest rates, and underweighted in shorter duration issues added to results.
Sector positioning added further value. In particular, the Fund’s relative overweights in the health care and the toll road bond sectors were positive performance factors, given that these categories outperformed the index. In contrast, the Fund’s allocation to pre-refunded bonds hampered results because these bonds were relative underperformers due to their high credit quality and short durations; both were out-of-favor characteristics this reporting period.
Security selection was also a positive performance factor. Our exposure to tender option bonds contributed, as these very long duration securities outperformed the index in the falling rate environment. Many of the Fund’s other longer duration bonds similarly were relative outperformers, as were lower quality, higher yielding positions. Working against the Fund’s results, however, were various short duration, higher quality holdings, as well as securities we added to the portfolio in August and October 2019, two relative high points for municipal bond prices.
In contrast, credit rating positioning was a modestly negative performance factor. Due to the relatively high quality nature of the North Carolina municipal bond marketplace, the Fund was overweighted in high quality debt, particularly the AA credit rating tier, which lagged the index. We were also underweighted in the market’s CCC rating segment, which further detracted, given its outperformance.
We were active in making new purchases for the Fund throughout the reporting period. We financed these purchases with substantial new shareholder investments, as well as those of bond calls and maturities.
Our additions to the portfolio included bonds across the local appropriation, state appropriation, local general obligation, higher education, dedicated tax, water/sewer, health care and toll road sectors. Also during the reporting period, we added to the Fund’s position in Puerto Rico sales tax bonds, known as COFINAs. Like all debt issued by U.S. territories, COFINA bonds may include exemption from most federal, state and local taxes.

Portfolio Managers’ Comments (continued)
Our purchases during the reporting period consisted of bonds with intermediate and longer durations and investment grade credit ratings ranging from AA to A. We also tended to favor 4% coupon bonds, which have been offering additional yield advantages relative to similarly structured 5% coupon debt.
Nuveen Tennessee Municipal Bond Fund
The Class A Shares of the Nuveen Tennessee Municipal Bond Fund underperformed the S&P Municipal Bond Index for the six-month reporting period ended November 30, 2019.
Duration (interest rate) positioning was a meaningful detractor from the Fund’s results. In recent years, the Tennessee municipal bond market has had a relative scarcity of suitable longer maturity bonds, making it challenging to keep the Fund’s duration as long as we would prefer.
Accordingly, relative to the national municipal bond market this reporting period, our overweighting in bonds with effective durations ranging from zero to two years hurt performance, as did our simultaneous underweighting in bonds with effective durations of ten years and longer. During the reporting period, bonds with longer durations benefited to a greater extent from the favorable effects of lower interest rates.
Sector allocation also modestly detracted on balance. An overweighting in the higher education sector contributed, given that category’s relative outperformance of the index. An underweighting in the dedicated tax sector detracted from results, as that category lagged.
Security selection added to our relative performance, led by an allocation to tender option bonds. These securities’ long durations were positioned well to benefit from a falling interest rate environment. Two partly offsetting negatives, though, were our allocation to short duration, high quality bonds, which were relative laggards this reporting period, as well as securities we added to the Fund in August 2019, a recent high point for municipal bond prices.
Credit quality positioning also contributed to results. Given the relative outperformance of lower rated, higher yielding bonds, our simultaneous overweighting in bonds rated BBB (the lowest rating tier of the investment grade bond universe) and underweighting in bonds rated AAA (the highest rating tier) added value.
We received moderate new shareholder investments during the reporting period. With these, along with the proceeds of bond calls and maturities and periodic sales of very short maturity, high quality holdings, we were reasonably active in making new bond purchases. Acquisitions during the reporting period included two larger Tennessee health care bond purchases: one for CommonSpirit Health and another for Covenant Health. Smaller purchases during the reporting period included two water/sewer bond deals, Puerto Rico sales tax bonds known as COFINAs and a zero coupon dedicated tax bond issue. Like all debt issued by U.S. territories, COFINA bonds may include exemption from most federal, state and local taxes.
When buying bonds, we were seeking longer duration issues, which are regularly challenging to obtain in the Tennessee municipal bond marketplace. We were successful in identifying several longer dated bond issues that allowed us to increase the portfolio’s duration a bit closer to our desired level, while our sales of some very short duration positions also supported that goal.

Risk Considerations and Dividend Information
Risk Considerations
Mutual fund investing involves risk; principal loss is possible. Debt or fixed income securities such as those held by the Funds, are subject to market risk, credit risk, interest rate risk, call risk, state concentration risk, tax risk, and income risk. As interest rates rise, bond prices fall. Credit risk refers to an issuers ability to make interest and principal payments when due. Below investment grade or high yield debt securities are subject to liquidity risk and heightened credit risk. The Funds’ use of inverse floaters creates effective leverage. Leverage involves the risk that the Funds could lose more than its original investment and also increases the Funds’ exposure to volatility and interest rate risk.
Dividend Information
Each Fund seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. Distributions to shareholders are determined on a tax basis, which may differ from amounts recorded in the accounting records. In instances where the monthly dividend exceeds the earned net investment income, the Fund would report a negative undistributed net ordinary income. Refer to Note 6  –  Income Tax Information for additional information regarding the amounts of undistributed net ordinary income and undistributed net long-term capital gains and the character of the actual distributions paid by the Fund during the period.
All monthly dividends paid by each Fund during the current reporting period were paid from net investment income. If a portion of the Fund’s monthly distributions is sourced or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders will be notified of those sources. For financial reporting purposes, the per share amounts of each Fund’s distributions for the reporting period are presented in this report’s Financial Highlights. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6  –  Income Tax Information within the Notes to Financial Statements of this report.

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Fund Performance, Expense Ratios and Effective Leverage Ratios
The Fund Performance, Expense Ratios and Effective Leverage Ratios for each Fund are shown within this section of the report.
Returns quoted represent past performance, which is no guarantee of future results. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown. Total returns for a period of less than one year are not annualized. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local income taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note 7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
The expense ratios shown reflect total operating expenses (before fee waivers and/or expense reimbursements, if any) as shown in the most recent prospectus. The expense ratios include management fees and other fees and expenses.
Leverage is created whenever a Fund has investment exposure (both reward and/or risk) equivalent to more than 100% of its investment capital. The effective leverage ratio shown for each Fund is the amount of investment exposure created either directly through borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. A Fund may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades. Such incidental borrowings, described generally in Notes to Financial Statements, Note 8—Borrowing Arrangements, are excluded from the calculation of a Fund’s effective leverage ratio.

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen Georgia Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.77%	8.78%	2.93%	4.02%
Class A Shares at maximum Offering Price	(1.51)%	4.25%	2.05%	3.58%
S&P Municipal Bond Index	2.31%	8.13%	3.55%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	2.00%	7.09%	2.77%	3.59%
Class C2 Shares	2.50%	8.21%	2.36%	3.45%
Class I Shares	2.86%	8.99%	3.13%	4.22%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	2.37%	7.84%	2.10%	2.65%
Average Annual Total Returns as of December 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.67%	7.70%	2.89%	3.99%
Class A Shares at maximum Offering Price	(1.60)%	3.16%	2.00%	3.54%
Class C2 Shares	2.40%	7.13%	2.32%	3.41%
Class I Shares	2.76%	7.90%	3.09%	4.20%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	2.27%	6.87%	2.06%	2.65%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.84%	1.64%	1.39%	0.64%
Effective Leverage Ratio as of November 30, 2019

Effective Leverage Ratio	3.19%

Nuveen Louisiana Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.00%	7.83%	3.44%	4.83%
Class A Shares at maximum Offering Price	(2.31)%	3.27%	2.56%	4.39%
S&P Municipal Bond Index	2.31%	8.13%	3.55%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	2.00%	7.09%	2.77%	3.59%
Class C2 Shares	1.81%	7.23%	2.87%	4.26%
Class I Shares	2.20%	8.04%	3.65%	5.05%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.68%	6.99%	2.61%	3.60%
Average Annual Total Returns as of December 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.90%	7.02%	3.28%	4.79%
Class A Shares at maximum Offering Price	(2.40)%	2.53%	2.41%	4.34%
Class C2 Shares	1.71%	6.52%	2.73%	4.22%
Class I Shares	2.10%	7.23%	3.50%	5.00%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.58%	6.18%	2.47%	3.58%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.85%	1.65%	1.40%	0.65%
Effective Leverage Ratio as of November 30, 2019

Effective Leverage Ratio	1.94%

Fund Performance, Expense Ratios and Effective Leverage Ratios (continued)
Nuveen North Carolina Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	2.27%	8.25%	3.01%	4.09%
Class A Shares at maximum Offering Price	(2.01)%	3.71%	2.14%	3.64%
S&P Municipal Bond Index	2.31%	8.13%	3.55%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	2.00%	7.09%	2.77%	3.59%
Class C2 Shares	1.99%	7.75%	2.45%	3.52%
Class I Shares	2.37%	8.52%	3.22%	4.30%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.86%	7.46%	2.19%	2.91%
Average Annual Total Returns as of December 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.99%	7.20%	2.94%	4.04%
Class A Shares at maximum Offering Price	(2.27)%	2.65%	2.05%	3.60%
Class C2 Shares	1.71%	6.61%	2.38%	3.47%
Class I Shares	2.09%	7.37%	3.15%	4.25%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.58%	6.32%	2.14%	2.89%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.82%	1.62%	1.37%	0.62%
Effective Leverage Ratio as of November 30, 2019

Effective Leverage Ratio	1.53%

Nuveen Tennessee Municipal Bond Fund
Refer to the first page of this Fund Performance, Expense Ratios and Effective Leverage Ratios section for further explanation of the information included within this section. Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Fund Performance
Average Annual Total Returns as of November 30, 2019
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.94%	6.79%	2.98%	4.14%
Class A Shares at maximum Offering Price	(2.38)%	2.30%	2.11%	3.70%
S&P Municipal Bond Index	2.31%	8.13%	3.55%	4.44%
Lipper Other States Municipal Debt Funds Classification Average	2.00%	7.09%	2.77%	3.59%
Class C2 Shares	1.57%	6.11%	2.39%	3.56%
Class I Shares	1.96%	6.93%	3.16%	4.35%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.44%	5.85%	2.14%	2.82%
Average Annual Total Returns as of December 31, 2019 (Most Recent Calendar Quarter)
	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
Class A Shares at NAV	1.76%	5.96%	2.89%	4.09%
Class A Shares at maximum Offering Price	(2.54)%	1.54%	2.00%	3.65%
Class C2 Shares	1.48%	5.47%	2.32%	3.53%
Class I Shares	1.87%	6.19%	3.09%	4.30%

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	Since Inception
Class C Shares	1.36%	5.21%	2.06%	2.81%
Since inception returns for Class C Shares are from 2/10/14. Indexes and Lipper averages are not available for direct investment.
Class A Shares have a maximum 4.20% sales charge (Offering Price). Class A Share purchases of $250,000 or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C and Class C2 Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
Expense Ratios as of Most Recent Prospectus
	Share Class
	Class A	Class C	Class C2	Class I
Expense Ratios	0.94%	1.74%	1.49%	0.74%
Effective Leverage Ratio as of November 30, 2019

Effective Leverage Ratio	6.36%

Yields    as of November 30, 2019
Dividend Yield is the most recent dividend per share (annualized) divided by the offering price per share.
The SEC 30-Day Yield is a standardized measure of a fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio. The SEC 30-Day Yield is computed under an SEC standardized formula and is based on the maximum offer price per share. Dividend Yield may differ from the SEC 30-Day Yield because the fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.
The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at an assumed tax rate. Your actual combined federal and state income tax rates may differ from the assumed rate. Taxable-Equivalent Yield also takes into account the percentage of the Fund’s income generated and paid by the Fund (based on payments made during the previous calendar year) that was either exempt from federal income tax but not from state income tax (e.g., income from an out-of-state municipal bond), or was exempt from neither federal nor state income tax. Separately, if the comparison were instead to investments that generate qualified dividend income, which is taxable at a rate lower than an individual’s ordinary graduated tax rate, the fund’s Taxable-Equivalent Yield would be lower.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.25%	1.54%	1.81%	2.52%
SEC 30-Day Yield	1.18%	0.45%	0.69%	1.43%
Taxable-Equivalent Yield (46.6%)[2]	2.21%	0.84%	1.29%	2.68%
Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.88%	2.17%	2.44%	3.21%
SEC 30-Day Yield	1.72%	1.01%	1.25%	2.00%
Taxable-Equivalent Yield (44.4%)[2]	3.06%	1.80%	2.23%	3.56%
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.22%	1.51%	1.78%	2.53%
SEC 30-Day Yield	1.21%	0.48%	0.73%	1.47%
Taxable-Equivalent Yield (46.1%)[2]	2.24%	0.89%	1.35%	2.73%

Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A1	Class C	Class C2	Class I
Dividend Yield	2.87%	2.19%	2.44%	3.21%
SEC 30-Day Yield	1.30%	0.57%	0.81%	1.55%
Taxable-Equivalent Yield (42.8%)[2]	2.26%	0.99%	1.41%	2.69%
1         The SEC Yield for Class A shares quoted in the table reflects the maximum sales load. Investors paying a reduced load because of volume discounts, investors paying no load because they qualify for one of the several exclusions from the load and existing shareholders who previously paid a load but would like to know the SEC Yield applicable to their shares on a going-forward basis, should understand that the SEC Yield effectively applicable to them would be higher than the figure quoted in the table.
2         The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate shown in the respective table above.

Holding Summaries    as of November 30, 2019
This data relates to the securities held in each Fund's portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.
For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.
Refer to the Glossary of Terms Used in this Report for definitions of terms used within this section.
Nuveen Georgia Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	99.0%
Short-Term Municipal Bonds	0.5%
Other Assets Less Liabilities	0.5%
Net Assets	100%

States and Territories (% of total municipal bonds)
Georgia	99.0%
Puerto Rico	1.0%
Total	100%
Portfolio Composition (% of total investments)
Utilities	18.5%
Water and Sewer	18.4%
Tax Obligation/Limited	15.5%
Tax Obligation/General	15.4%
Education and Civic Organizations	14.0%
Health Care	8.7%
U.S. Guaranteed	5.0%
Transportation	4.5%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	4.8%
AAA	5.7%
AA	59.2%
A	19.8%
BBB	8.4%
N/R (not rated)	2.1%
Total	100%

Nuveen Louisiana Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	98.0%
Short-Term Municipal Bonds	0.3%
Other Assets Less Liabilities	2.1%
Net Assets Plus Floating Rate Obligations	100.4%
Floating Rate Obligations	(0.4)%
Net Assets	100%

States and Territories (% of total municipal bonds)
Louisiana	84.8%
Guam	5.1%
Ohio	1.9%
New York	1.4%
Puerto Rico	1.2%
Iowa	1.1%
Colorado	0.7%
Virginia	0.6%
Texas	0.6%
Missouri	0.6%
Minnesota	0.4%
Wisconsin	0.3%
Illinois	0.3%
California	0.3%
Virgin Islands	0.3%
Indiana	0.2%
Pennsylvania	0.1%
New Jersey	0.1%
Total	100%
Portfolio Composition (% of total investments)
Tax Obligation/Limited	19.6%
Education and Civic Organizations	17.8%
Health Care	13.6%
Transportation	12.6%
Water and Sewer	7.4%
U.S. Guaranteed	6.2%
Utilities	5.4%
Tax Obligation/General	5.1%
Other	12.3%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	7.7%
AAA	0.3%
AA	32.1%
A	30.4%
BBB	9.9%
BB or Lower	8.6%
N/R (not rated)	11.0%
Total	100%

Holding Summaries    as of November 30, 2019 (continued)
Nuveen North Carolina Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	100.4%
Other Assets Less Liabilities	1.2%
Net Assets Plus Floating Rate Obligations	101.6%
Floating Rate Obligations	(1.6)%
Net Assets	100%

States and Territories (% of total municipal bonds)
North Carolina	97.5%
Puerto Rico	2.5%
Total	100%
Portfolio Composition (% of total investments)
Education and Civic Organizations	22.2%
Transportation	20.8%
Tax Obligation/Limited	17.5%
Health Care	13.5%
Tax Obligation/General	8.7%
Water and Sewer	8.6%
U.S. Guaranteed	5.1%
Other	3.6%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	2.7%
AAA	14.2%
AA	58.5%
A	15.2%
BBB	5.5%
N/R (not rated)	3.9%
Total	100%

Nuveen Tennessee Municipal Bond Fund
Fund Allocation (% of net assets)
Long-Term Municipal Bonds	101.8%
Other Assets Less Liabilities	3.1%
Net Assets Plus Floating Rate Obligations	104.9%
Floating Rate Obligations	(4.9)%
Net Assets	100%

States and Territories (% of total municipal bonds)
Tennessee	97.9%
Puerto Rico	2.1%
Total	100%
Portfolio Composition (% of total investments)
Utilities	17.5%
U.S. Guaranteed	17.0%
Tax Obligation/Limited	15.0%
Health Care	13.4%
Water and Sewer	12.6%
Education and Civic Organizations	7.3%
Tax Obligation/General	7.1%
Other	10.1%
Total	100%
Bond Credit Quality (% of total investment exposure)
U.S. Guaranteed	11.2%
AAA	7.1%
AA	42.1%
A	23.7%
BBB	8.3%
N/R (not rated)	7.6%
Total	100%

Expense Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Examples below do not include the interest and related expenses from inverse floaters that are reflected in the financial statements later within this report, when applicable.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended November 30, 2019.
The beginning of the period is June 1, 2019.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Georgia Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,027.72	$1,023.70	$1,025.01	$1,028.64
Expenses Incurred During the Period	$ 4.16	$ 8.20	$ 6.94	$ 3.14
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.90	$1,016.90	$1,018.15	$1,021.90
Expenses Incurred During the Period	$ 4.14	$ 8.17	$ 6.91	$ 3.13
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.82%, 1.62%, 1.37% and 0.62% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Louisiana Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.03	$1,016.82	$1,018.06	$1,021.95
Expenses Incurred During the Period	$ 4.09	$ 8.12	$ 6.86	$ 3.08
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,020.95	$1,016.95	$1,018.20	$1,021.95
Expenses Incurred During the Period	$ 4.09	$ 8.12	$ 6.86	$ 3.08
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.81%, 1.61%, 1.36% and 0.61% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen North Carolina Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,022.69	$1,018.56	$1,019.93	$1,023.69
Expenses Incurred During the Period	$ 3.89	$ 7.92	$ 6.67	$ 2.88
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.15	$1,017.15	$1,018.40	$1,022.15
Expenses Incurred During the Period	$ 3.89	$ 7.92	$ 6.66	$ 2.88
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.77%, 1.57%, 1.32% and 0.57% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
Nuveen Tennessee Municipal Bond Fund
	Share Class
	Class A	Class C	Class C2	Class I
Actual Performance
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,019.35	$1,014.42	$1,015.68	$1,019.56
Expenses Incurred During the Period	$ 3.94	$ 7.96	$ 6.70	$ 2.93
Hypothetical Performance (5% annualized return before expenses)
Beginning Account Value	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value	$1,021.10	$1,017.10	$1,018.35	$1,022.10
Expenses Incurred During the Period	$ 3.94	$ 7.97	$ 6.71	$ 2.93
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.78%, 1.58%, 1.33% and 0.58% for Classes A, C, C2 and I, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Nuveen Georgia Municipal Bond Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.0%
	MUNICIPAL BONDS – 99.0%
	Education and Civic Organizations – 14.0%
$ 1,000	Fulton County Development Authority, Georgia, General Revenue Bonds, Spelman College, Refunding Series 2015, 5.000%, 6/01/32	6/25 at 100.00	A1	$1,165,630
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Refunding Series 2015A, 5.000%, 3/15/36	3/26 at 100.00	A2	2,342,420
2,000	Fulton County Development Authority, Georgia, Revenue Bonds, Robert W Woodruff Arts Center, Inc Project, Series 2019A, 5.000%, 3/15/44	3/29 at 100.00	A2	2,422,660
2,750	Gwinnett County Development Authority, Georgia, Revenue Bonds, Georgia Gwinnett College Student Housing Project, Refunding Series 2017B, 5.000%, 7/01/40	7/27 at 100.00	A+	3,276,185
3,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Green Series 2019B, 5.000%, 9/01/48	9/29 at 100.00	AA	3,720,690
4,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	4,736,520
75	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Refunding Series 2012C, 5.250%, 10/01/27	10/22 at 100.00	Baa1	81,904
3,400	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.000%, 10/01/32	10/21 at 100.00	Baa1	3,563,098
605	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012B, 5.000%, 10/01/24	No Opt. Call	Baa1	694,849
2,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Savannah College of Art & Design Projects, Series 2014, 5.000%, 4/01/44	4/24 at 100.00	A+	2,240,240
20,830	Total Education and Civic Organizations			24,244,196
	Health Care – 8.1%
3,270	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Series 1998, 5.375%, 12/01/28 (4), (5)	2/20 at 100.00	N/R	279,634
2,590	Brookhaven Development Authority, Georgia, Revenue Bonds, Children's Healthcare of Atlanta, Inc Project, Series 2019A, 4.000%, 7/01/49	7/29 at 100.00	AA+	2,873,942
2,355	Development Authority of Fulton County Revenue Bonds, Georgia, Piedmont Healthcare, Inc Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	2,721,438
705	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010B, 5.250%, 2/15/45	2/20 at 100.00	AA	710,252
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2017B:
2,000	5.500%, 2/15/42	2/27 at 100.00	AA	2,462,360
3,000	5.250%, 2/15/45	2/27 at 100.00	AA	3,595,500
1,380	Greene County Development Authority, Georgia, Health System Revenue Bonds, Catholic Health East Issue, Series 2012, 5.000%, 11/15/37	11/22 at 100.00	AA-	1,510,369
15,300	Total Health Care			14,153,495

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 15.3%
$ 2,000	Carroll City-County Hospital Authority, Georgia, Revenue Anticipation Certificates, Tanner Medical Center, Inc Project, Series 2015, 5.000%, 7/01/41	7/25 at 100.00	AA	$2,279,660
2,000	Carrollton Independent School System, Carroll County, Georgia, General Obligation Bonds, Series 2015, 5.000%, 4/01/32	4/26 at 100.00	AA+	2,406,100
825	Cherokee County School System, Georgia, General Obligation Bonds, Series 2017, 5.000%, 2/01/28	2/27 at 100.00	AA+	1,023,990
1,100	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project, Refunding Series 2017, 5.000%, 2/01/34 – AGM Insured	2/27 at 100.00	AA	1,322,090
1,980	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA	2,310,303
2,000	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2019, 5.000%, 2/01/41	2/29 at 100.00	AAA	2,503,860
240	Jackson County School District, Georgia, General Obligation Bonds, School Series 2019, 5.000%, 3/01/32	3/29 at 100.00	AA+	306,588
1,360	Lawrenceville Building Authority, Georgia, Revenue Bonds, Lawrenceville Performing Arts Complex Project, Series 2019A, 4.000%, 10/01/32	10/28 at 100.00	AA	1,583,489
	Liberty County Industrial Authority, Georgia, Revenue Bonds, Series 2014:
156	5.500%, 7/15/23	7/21 at 100.00	N/R	156,365
374	5.500%, 7/15/30	7/21 at 100.00	N/R	374,851
410	5.500%, 1/15/36	7/21 at 100.00	N/R	411,458
4,000	Sandy Springs Public Facilities Authority, Georgia, Revenue Bonds, Sandy Springs City Center Project, Series 2015, 5.000%, 5/01/47	5/26 at 100.00	Aaa	4,714,120
1,000	Sumter County School District, Georgia, General Obligation Bonds, Series 2018, 5.500%, 10/01/27	No Opt. Call	Aa1	1,301,200
500	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Anticipation Certificates, Refunding Series 2019A, 5.000%, 10/01/35	10/29 at 100.00	Aa2	628,535
2,000	Vidalia School District, Toombs County, Georgia, General Obligation Bonds, Series 2016, 5.000%, 8/01/37	2/26 at 100.00	Aa1	2,361,460
	Warner Robins Public Facilities Authority, Georgia, Revenue Bonds, Warner Robins Projects, Series 2018:
1,090	5.000%, 7/01/31	7/28 at 100.00	Aa2	1,368,865
1,195	5.000%, 7/01/32	7/28 at 100.00	Aa2	1,495,268
22,230	Total Tax Obligation/General			26,548,202
	Tax Obligation/Limited – 15.4%
	Atlanta and Fulton County Recreation Authority, Georgia, Revenue Bonds, Zoo Atlanta Parking Facility Project, Series 2017:
1,000	5.000%, 12/01/31	12/27 at 100.00	AA+	1,244,260
1,000	5.000%, 12/01/32	12/27 at 100.00	AA+	1,238,920
1,075	5.000%, 12/01/33	12/27 at 100.00	AA+	1,328,442
1,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Second Lien Series 2015B, 5.000%, 7/01/44	7/25 at 100.00	A1	1,703,565
2,500	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/44	7/25 at 100.00	Aa3	2,924,375

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 425	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Refunding Series 2017, 5.000%, 12/01/24	No Opt. Call	A3	$494,101
1,055	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project, Series 2016D, 5.000%, 1/01/30	1/27 at 100.00	A2	1,267,931
595	Atlanta, Georgia, Tax Allocation Bonds, Perry Bolton Project Series 2014, 5.000%, 7/01/34	7/23 at 100.00	A-	655,827
235	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 1993, 5.625%, 10/01/26 – NPFG Insured	No Opt. Call	Baa2	269,580
200	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Refunding Series 2005, 5.500%, 10/01/26 – NPFG Insured	No Opt. Call	AA-	229,704
2,500	Downtown Smyrna Development Authority, Georgia, General Obligation Bonds, Series 2005, 5.250%, 2/01/28	No Opt. Call	AAA	2,950,750
	East Point, Georgia, Tax Allocation Revenue Bonds, Camp Creek Tad Project, Series 2015:
500	5.000%, 8/01/20	No Opt. Call	BBB+	511,495
280	5.000%, 8/01/21	No Opt. Call	BBB+	295,918
1,671	Georgia Local Governments, Certificates of Participation, Georgia Municipal Association, Series 1998A, 4.750%, 6/01/28 – NPFG Insured	No Opt. Call	Baa2	1,919,227
2,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015A, 5.000%, 7/01/42	7/25 at 100.00	AA+	2,323,080
	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B:
2,000	5.000%, 7/01/41	7/26 at 100.00	AA+	2,375,780
2,000	5.000%, 7/01/42	7/26 at 100.00	AA+	2,373,360
1,585	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	1,694,222
810	Tift County Hospital Authority, Georgia, Revenue Anticipation Certificates Series 2012, 5.000%, 12/01/38	12/22 at 100.00	Aa2	884,650
22,931	Total Tax Obligation/Limited			26,685,187
	Transportation – 4.5%
2,000	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/31	1/22 at 100.00	AA-	2,149,940
	Atlanta, Georgia, Airport Passenger Facilities Charge and General Revenue Bonds, Refunding Subordinate Lien Series 2014A:
2,425	5.000%, 1/01/32	1/24 at 100.00	AA-	2,749,319
2,000	5.000%, 1/01/33	1/24 at 100.00	AA-	2,264,080
	Augusta, Georgia, Airport Revenue Bonds, Refunding General Series 2015A:
160	5.000%, 1/01/32	1/25 at 100.00	BBB	181,323
170	5.000%, 1/01/33	1/25 at 100.00	BBB	191,852
100	5.000%, 1/01/34	1/25 at 100.00	BBB	112,915
150	5.000%, 1/01/35	1/25 at 100.00	BBB	169,199
7,005	Total Transportation			7,818,628
	U.S. Guaranteed – 5.0% (6)
1,000	Chatham County Hospital Authority, Georgia, Seven Mill Tax Pledge Revenue Bonds, Memorial Health University Medical Center, Inc, Refunding & Improvement Series 2012A, 5.000%, 1/01/31 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R	1,078,380

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 1,400	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional Medical Center, Series 2012, 5.000%, 1/01/32 (Pre-refunded 1/01/22)	1/22 at 100.00	AA	$1,511,244
1,375	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Foundation Technology Square Project, Refunding Series 2012A, 5.000%, 11/01/31 (Pre-refunded 5/01/22)	5/22 at 100.00	AA+	1,503,274
2,295	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc, Series 2010B, 5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R	2,314,025
1,000	Habersham County Hospital Authority, Georgia, Revenue Anticipation Certificates, Series 2014B, 5.000%, 2/01/37 (Pre-refunded 2/01/24)	2/24 at 100.00	Aa3	1,143,700
1,000	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41 (Pre-refunded 10/01/21)	10/21 at 100.00	Aa2	1,069,230
8,070	Total U.S. Guaranteed			8,619,853
	Utilities – 18.4%
1,250	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017C, 4.125%, 11/01/45	2/28 at 100.00	BBB+	1,332,288
2,010	Burke County Development Authority, Georgia, Pollution Control Revenue Bonds, Oglethorpe Power Corporation Vogtle Project, Series 2017D, 4.125%, 11/01/45	2/28 at 100.00	BBB+	2,142,318
1,900	Dalton, Georgia, Combined Utilities Revenue Bonds, Series 2017, 5.000%, 3/01/31	3/27 at 100.00	A2	2,269,911
2,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Series 2012GG, 5.000%, 1/01/43	1/23 at 100.00	A1	2,165,540
3,000	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Series 2019B, 5.000%, 1/01/48	7/28 at 100.00	BBB+	3,475,020
1,200	Griffin, Georgia, Combined Public Utility Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/28 – AGM Insured	1/23 at 100.00	AA	1,318,380
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2006B:
500	5.000%, 3/15/21	No Opt. Call	A+	521,610
2,315	5.000%, 3/15/22	No Opt. Call	A+	2,490,060
	Main Street Natural Gas Inc, Georgia, Gas Project Revenue Bonds, Series 2007A:
360	5.500%, 9/15/23	No Opt. Call	A+	410,195
2,630	5.500%, 9/15/27	No Opt. Call	A+	3,284,397
2,750	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019A, 5.000%, 5/15/49	No Opt. Call	A3	3,745,115
1,525	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Series 2019B, 4.000%, 8/01/49 (Mandatory Put 12/02/24)	9/24 at 100.43	Aa1	1,699,490
2,000	Main Street Natural Gas Inc, Georgia, Gas Supply Revenue Bonds, Variable Rate Demand Bonds Series 2018A, 4.000%, 4/01/48 (Mandatory Put 9/01/23)	6/23 at 100.40	Aa2	2,173,900
1,000	Monroe County Development Authority, Georgia, Pollution Control Revenue Bonds, Georgia Power Company - Scherer Plant, First Series 1995, 2.250%, 7/01/25	6/24 at 100.00	A-	1,018,640
100	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Series 2005A-2, 0.000%, 1/01/33 – FGIC Insured	2/20 at 48.061	A2	47,750
3,500	Municipal Electric Authority of Georgia, Project One Revenue Bonds, Subordinate Lien Series 2015A, 0.000%, 1/01/32	No Opt. Call	A2	2,558,710

Nuveen Georgia Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,150	Municipal Electric Authority of Georgia, Project One Subordinate Lien Revenue Bonds, Series 2008A, 5.250%, 1/01/21	No Opt. Call	A2	$ 1,197,438
29,190	Total Utilities			31,850,762
	Water and Sewer – 18.3%
500	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/40	5/25 at 100.00	Aa2	579,310
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2017A, 5.000%, 11/01/37	11/27 at 100.00	Aa2	1,226,470
1,635	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2018B, 5.000%, 11/01/47	11/27 at 100.00	Aa2	1,976,339
2,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	Aa2	2,168,580
1,430	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Tender Option Trust 2015-XF0234, 18.539%, 3/01/23, 144A (IF) (7)	No Opt. Call	AA-	2,634,546
3,000	Cartersville, Georgia, Water and Sewer Revenue Bonds, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	AA-	3,617,250
1,000	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2016, 5.000%, 8/01/33	8/26 at 100.00	AA	1,199,390
500	Columbus, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2014A, 5.000%, 5/01/31	5/24 at 100.00	AA+	573,350
3,410	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2006B, 5.250%, 10/01/32 – AGM Insured	10/26 at 100.00	AA	4,208,656
2,500	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Second Resolution Series 2011A, 5.250%, 10/01/41	10/21 at 100.00	Aa3	2,675,550
	Etowah Water and Sewer Authority, Georgia, Revenue Bonds, Series 2019:
605	5.000%, 3/01/31 – BAM Insured (WI/DD, Settling 12/10/19)	3/29 at 100.00	AA	755,482
2,000	5.000%, 3/01/32 – BAM Insured (WI/DD, Settling 12/10/19)	3/29 at 100.00	AA	2,486,360
1,000	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Refunding Series 2013, 5.000%, 1/01/33	1/23 at 100.00	AA	1,104,040
2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2012, 5.000%, 2/01/29	2/22 at 100.00	Aa2	2,154,020
1,500	Sinclair Water Authority, Georgia, Revenue Bonds, Refunding Series 2019, 4.000%, 4/01/44	4/29 at 100.00	AA	1,669,980
1,000	South Fulton Municipal Regional Water and Sewer Authority, Georgia, Revenue Bonds, Refunding Series 2014, 5.000%, 1/01/31	1/24 at 100.00	AA	1,132,280
	Walton County Water and Sewerage Authority, Georgia, Revenue Bonds, Walton-Hard Labor Creek Reservoir Project, Refunding Series 2016A:
540	5.000%, 2/01/36	2/26 at 100.00	Aa2	636,044
800	5.000%, 2/01/37	2/26 at 100.00	Aa2	940,344
26,420	Total Water and Sewer			31,737,991
$ 151,976	Total Long-Term Investments (cost $164,526,353)			171,658,314

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.5%
	MUNICIPAL BONDS – 0.5%
	Health Care – 0.5%
$ 791	Baldwin County Hospital Authority, Georgia, Revenue Bonds, Oconee Regional Medical Center, Variable Rate Demand Obligations, Series 2016, 6.500%, 3/31/17 (4), (5)	No Opt. Call	N/R	$ 881,938
$ 791	Total Short-Term Investments (cost $791,153)			881,938
	Total Investments (cost $165,317,506) – 99.5%			172,540,252
	Other Assets Less Liabilities – 0.5%			841,104
	Net Assets – 100%			$ 173,381,356
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 3 - Investment Valuation and Fair Value Measurements for more information.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(7)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Louisiana Municipal Bond Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 98.0%
	MUNICIPAL BONDS – 98.0%
	Consumer Discretionary – 0.2%
$ 435	International Falls, Minnesota, Pollution Control Revenue Bonds, Boise Cascade Corporation Project, Refunding Series 1997, 5.650%, 12/01/22	2/20 at 100.00	N/R	$ 441,073
	Consumer Staples – 3.3%
500	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2, 5.750%, 6/01/34	1/20 at 100.00	CCC+	500,865
500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B-	520,360
685	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 5.250%, 6/01/32	1/20 at 100.00	N/R	685,000
315	New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-Through Bonds, Turbo Term Series 2016A Including 2016A-1, 2016A-2A and 2016A-2B, 5.000%, 6/01/51	6/26 at 100.00	N/R	328,466
2,665	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2013A, 5.250%, 5/15/35	5/23 at 100.00	A-	2,933,126
200	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BB+	221,124
1,160	TSASC Inc, New York, Tobacco Asset-Backed Bonds, Series 2006, 5.000%, 6/01/48	6/27 at 100.00	N/R	1,151,288
6,025	Total Consumer Staples			6,340,229
	Education and Civic Organizations – 17.4%
1,000	Calcasieu Parish Public Trust Authority, Louisiana, Student Lease Revenue Bonds, McNeese State Univeristy Student Housing-Cowboy Facilities, Inc Project, Refunding Series 2011, 5.000%, 5/01/29 – AGM Insured	5/22 at 100.00	A2	1,077,180
1,025	Jefferson Parish Economic Development and Port District, Louisiana, Kenner Discovery Health Sciences Academy Project, Series 2018A, 5.500%, 6/15/38, 144A	6/28 at 100.00	N/R	1,093,214
815	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Project, Refunding Series 2012, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA	891,765
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2018, 5.000%, 10/01/48 – AGM Insured	10/27 at 100.00	AA	3,471,720
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing & Recreational Facilities/Innovative Student Facilities, 5.000%, 10/01/34 – AGM Insured	10/25 at 100.00	AA	1,163,930
2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Tech University Student Housing/Innovative Student Facilities Inc Project, Refunding Series, 5.000%, 7/01/33	7/23 at 100.00	A3	2,220,280
1,220	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, McNeese State University Student Parking - Cowboy Faciliites, Inc Project, Series 2011, 4.875%, 3/01/42 – AGM Insured	3/22 at 100.00	A2	1,291,516

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 2,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Ragin' Cajun Facilities Inc- Student Housing & Parking Project, Series 2017, 5.000%, 10/01/39 – AGM Insured	10/27 at 100.00	AA	$2,364,940
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Southeastern Louisiana University student Housing/University Facilities Project, Series 2017, 5.000%, 8/01/42 – AGM Insured	8/27 at 100.00	AA	1,765,320
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase II Project, Series 2017:
200	5.000%, 7/01/42	7/27 at 100.00	A	233,104
1,500	5.000%, 7/01/47	7/27 at 100.00	A	1,726,320
2,595	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University GreenHouse District Phase III Project, Series 2019A, 5.000%, 7/01/59	7/29 at 100.00	A	3,008,929
	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A:
1,500	5.000%, 7/01/46	7/26 at 100.00	A	1,712,835
1,000	5.000%, 7/01/56	7/26 at 100.00	A	1,136,760
1,000	Louisiana Public Facilities Authority, Revenue Bonds, Archdiocese of New Orleans, Refunding Series 2017, 5.000%, 7/01/37	7/27 at 100.00	A+	1,135,010
1,035	Louisiana Public Facilities Authority, Revenue Bonds, Lake Charles Charter Academy Foundation Project, Series 2011A, 8.000%, 12/15/41	12/21 at 100.00	N/R	1,110,027
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Loyola University Project, Refunding Series 2011, 5.000%, 10/01/41	10/21 at 100.00	Baa1	3,128,070
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Southwest Louisiana Charter Academy Foundation Project, Series 2013A, 8.375%, 12/15/43	12/23 at 100.00	N/R	1,592,880
220	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 5.000%, 12/15/30	12/27 at 100.00	A	270,002
800	Louisiana Public Facilities Authority, Revenue Bonds, University of New Orleans Research and Technology Foundation, Inc- Student Housing Project, Refunding Series 2014, 5.000%, 9/01/31 – AGM Insured	9/24 at 100.00	AA	915,984
1,680	Louisiana Public Facilities Authority, Revenuve Bonds, Young Audiences Charter School, Series 2019A, 5.000%, 4/01/39, 144A	4/27 at 100.00	N/R	1,759,598
29,590	Total Education and Civic Organizations			33,069,384
	Energy – 0.7%
1,210	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory Put 6/01/22)	No Opt. Call	BBB	1,275,691
	Health Care – 13.3%
2,100	Calcasieu Parish Memorial Hospital Service District, Louisiana, Revenue Bonds, Lake Charles Memorial Hospital, Refunding Series 2019, 5.000%, 12/01/39	12/29 at 100.00	BB+	2,469,999
390	Colorado Health Facilities Authority, Colorado, Revenue Bonds, CommonSpirit Health, Series 2019A-2, 5.000%, 8/01/39	8/29 at 100.00	BBB+	465,426
505	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C, 5.000%, 2/15/36	2/27 at 100.00	AA+	599,556

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 1,980	Jefferson Parish Hospital Service District 2, Louisiana, Hospital Revenue Bonds, East Jefferson General Hospital, Refunding Series 2011, 6.375%, 7/01/41	7/21 at 100.00	B	$2,021,580
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Womans Hospital Foundation Project, Refunding Series 2017A, 5.000%, 10/01/41	10/27 at 100.00	A	3,522,810
2,000	Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Christus Health, Series 2019A, 5.000%, 7/01/48	1/29 at 100.00	A+	2,378,940
1,575	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/41	11/25 at 100.00	BBB+	1,763,071
1,775	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25	No Opt. Call	A2	2,011,643
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 2017A, 5.000%, 7/01/47	7/27 at 100.00	A	1,154,570
1,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Lafayette General Medical Center Project, Refunding Series 2010, 5.500%, 11/01/40	5/20 at 100.00	BBB+	1,013,900
3,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Louisiana Children's Medical Center Hospital, Series 2015A-1 Fixed Rate Mode, 5.000%, 6/01/45	6/28 at 100.00	A+	3,539,730
1,610	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	1,847,459
200	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2015, 5.000%, 5/15/47	5/25 at 100.00	A3	223,624
50	Public Finance Authority of Wisconsin, Revenue Bonds, Prime Healthcare Foundation, Inc, Series 2017A, 5.350%, 12/01/45	12/27 at 100.00	BBB-	58,362
1,000	St Tammany Parish Hospital District No 1, Louisiana, Hospital Revenue and Revenue Refunding Bonds, St Tammany Parish Hospital Project, Series 2018, 4.000%, 7/01/43	7/28 at 100.00	A+	1,083,310
1,085	Terrebonne Parish Hospital Service District 1, Louisiana, Hospital Revenue Bonds, Terrebonne General Medical Center, Refunding Series 2013, 4.000%, 4/01/33	4/23 at 100.00	A	1,144,469
22,270	Total Health Care			25,298,449
	Housing/Multifamily – 1.7%
1,870	Louisiana Housing Finance Agency, Multifamily Housing Revenue Bonds, Mallard Crossings Apartments, Series 2011, 4.750%, 10/01/29	10/21 at 100.00	AA+	1,948,166
1,385	Louisiana Local Government Environmental Facilities and Community Development Authority, Multifamily Housing Revenue Bonds, Cove at Nola Apartments, Series 2017A, 4.000%, 12/01/27	12/22 at 105.00	BB+	1,272,136
3,255	Total Housing/Multifamily			3,220,302
	Industrials – 2.1%
305	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2010, 6.000%, 12/01/26	6/20 at 100.00	B+	309,319
835	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	BBB-	869,252
1,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013, 5.250%, 12/01/25	12/23 at 100.00	B+	1,087,250
40	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013A, 5.250%, 12/01/50 (Mandatory Put 12/01/33)	12/22 at 103.00	B+	42,723

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Industrials (continued)
$ 60	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	12/23 at 104.00	B+	$62,472
250	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Cameron Parish GOMESA Project, Green Series 2018, 5.650%, 11/01/37, 144A	11/28 at 100.00	N/R	280,855
300	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Jefferson Parish GOMESA Project, Series 2019, 4.000%, 11/01/44, 144A	11/29 at 100.00	N/R	303,669
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint John the Baptist Parish GOMESA Project, Series 2019, 3.900%, 11/01/44, 144A	11/29 at 100.00	N/R	100,715
110	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Saint Martin Parish GOMESA Project, Series 2019, 4.400%, 11/01/44, 144A	11/28 at 100.00	N/R	115,370
	Louisiana Local Government Environmental Facilities and Community Development Authority, Louisiana, Revenue Bonds, Terrebonne Parish GOMESA Project, Series 2018:
100	5.375%, 11/01/38, 144A	11/28 at 100.00	N/R	111,328
100	5.500%, 11/01/39, 144A	11/28 at 100.00	N/R	107,785
1,000	Louisiana Public Facilities Authority, Solid Waste Disposal Facility Revenue Bonds, Lousiana Pellets Inc Project, Series 2015, 7.000%, 7/01/24 (AMT), 144A	No Opt. Call	N/R	10
200	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	220,982
300	Ohio Water Development Authority, Ohio, Environmental Improvement Bonds, United States Steel Corporation Project, Refunding Series 2011, 6.600%, 5/01/29	11/21 at 100.00	B+	313,020
4,700	Total Industrials			3,924,750
	Long-Term Care – 1.8%
2,800	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, The Glen Retirement System Project, Series 2019A, 5.000%, 1/01/49 (WI/DD, Settling 12/04/19)	1/26 at 103.00	N/R	2,894,836
400	Saint Tammany Public Trust Financing Authority, Louisiana, Revenue Bonds, Christwood Project, Refunding Series 2015, 5.250%, 11/15/37	11/24 at 100.00	N/R	437,640
3,200	Total Long-Term Care			3,332,476
	Materials – 2.4%
2,570	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Refunding Series 2017, 3.500%, 11/01/32	11/27 at 100.00	BBB	2,708,626
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2010A-1, 6.500%, 11/01/35	11/20 at 100.00	BBB	1,564,710
250	Saint Paul Port Authority, Minnesota, Solid Waste Disposal Revenue Bonds, Gerdau Saint Paul Steel Mill Project, Series 2012-7, 4.500%, 10/01/37 (AMT), 144A	10/22 at 100.00	BBB-	258,572
4,320	Total Materials			4,531,908

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 5.1%
	Calcasieu Parish School District 23, Louisiana, General Obligation Bonds, Public School Improvement Series 2019:
$ 1,055	4.000%, 9/01/37 – BAM Insured	9/29 at 100.00	AA	$1,200,485
1,600	4.000%, 9/01/38 – BAM Insured	9/29 at 100.00	AA	1,813,584
1,255	LaFourche Parish Consolidated School District 1, Louisiana, General Obligation Bonds, Series 2011, 4.000%, 3/01/20 – AGC Insured	No Opt. Call	AA	1,262,906
1,430	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	AA	1,492,648
	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2015:
125	5.000%, 12/01/27	12/25 at 100.00	AA-	147,936
525	5.000%, 12/01/29	12/25 at 100.00	AA-	617,164
685	New Orleans, Louisiana, General Obligation Bonds, Series 1998, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	A+	711,619
2,220	Puerto Rico, General Obligation Bonds, Refunding Public Improvement Series 2012A, 5.000%, 7/01/35 – AGM Insured	7/22 at 100.00	AA	2,325,561
8,895	Total Tax Obligation/General			9,571,903
	Tax Obligation/Limited – 19.0%
1,260	Broussard, Louisiana, Sales & Use Tax Revenue Bonds, Recreational Facility Series 2012, 5.000%, 5/01/32	5/22 at 100.00	A-	1,360,447
	Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
1,000	5.000%, 11/15/34	11/25 at 100.00	BB	1,121,010
1,000	5.000%, 11/15/39	11/25 at 100.00	BB	1,108,800
1,250	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/26	1/22 at 100.00	BB	1,321,875
100	Government of Guam, Hotel Occupancy Tax Revenue Bonds, Series 2011A, 5.750%, 11/01/21	5/21 at 100.00	BB	105,481
	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2016A:
1,000	5.000%, 12/01/26	No Opt. Call	BB	1,173,750
1,000	5.000%, 12/01/34	12/26 at 100.00	BB	1,140,200
3,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	3,602,730
5,000	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2019B, 4.000%, 12/01/42 – AGM Insured	12/29 at 100.00	AA	5,598,150
505	Louisiana Citizens Property Insurance Corporation, Assessment Revenue Bonds, Refunding Series 2016A, 5.000%, 6/01/26	No Opt. Call	A1	615,636
900	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, Bossier Parish Public Improvement Projects, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	Aa3	966,087
	Louisiana Local Government Environmental Facilities and Community Development Authority Revenue Bonds, LCTCS Act 360 Project, Series 2014:
2,000	5.000%, 10/01/35	10/24 at 100.00	A+	2,281,480
2,000	5.000%, 10/01/37	10/24 at 100.00	A+	2,272,960
3,000	5.000%, 10/01/39	10/24 at 100.00	A+	3,399,420

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 1,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Baton Rouge Community College Facilities Corporation Project, Refunding Series 2011, 5.000%, 12/01/26 – AGM Insured	12/21 at 100.00	AA	$1,069,380
1,435	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Bossier City Projects, Series 2015, 5.000%, 6/01/30	6/25 at 100.00	AA	1,679,567
1,400	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Louisiana Community and Technical College System Facilities Corporation Project, Capital Appreciation, 0.000%, 10/01/20	No Opt. Call	A+	1,382,556
500	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	AA-	554,660
1,500	Louisiana State, Highway Improvement Revenue Bonds, Series 2014A, 5.000%, 6/15/34	6/24 at 100.00	AA-	1,706,955
500	Public Finance Authority of Wisconsin, Limited Obligation PILOT Revenue Bonds, American Dream @ Meadowlands Project, Series 2017, 5.000%, 12/01/27, 144A	No Opt. Call	N/R	563,415
	Saint Charles Parish School Board, Louisiana, Sales & Use Tax Bonds, Series 2019:
750	4.000%, 8/01/37	8/29 at 100.00	AA	854,340
680	4.000%, 8/01/39	8/29 at 100.00	AA	769,495
1,000	The Industrial Development Authority of the City of Saint Louis, Missouri, Development Financing Revenue Bonds, Ballpark Village Development Project, Series 2017A, 4.750%, 11/15/47	11/26 at 100.00	N/R	1,090,030
200	West Trace Community Development District, Westlake, Louisiana, Special Assessment Revenue Bonds, Series 2018, 6.875%, 12/01/46	No Opt. Call	N/R	209,684
31,980	Total Tax Obligation/Limited			35,948,108
	Transportation – 12.4%
1,535	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	1,668,330
2,750	Board of Commissioners of the Port of New Orleans Port Facility Revenue Bonds, Louisiana, Refunding Series 2018B, 5.000%, 4/01/45 – AGM Insured (AMT)	4/28 at 100.00	AA	3,216,510
680	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56	12/24 at 100.00	BBB	741,962
805	Greater New Orleans Expressway Commission, Louisiana, Revenue Bonds, Refunding Series 2013, 5.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	913,788
1,000	Greater New Orleans Expressway Commission, Louisiana, Toll Revenue Bonds, Subordinate Lien Series 2017, 5.000%, 11/01/47 – AGM Insured	11/25 at 100.00	AA	1,158,020
500	Guam International Airport Authority, Revenue Bonds, Series 2019A, 5.000%, 10/01/22 (AMT)	No Opt. Call	BBB+	545,345
1,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines Inc Terminal Improvement Project, Refunding Series 2015B-1, 5.000%, 7/15/30 (AMT)	7/25 at 100.00	BB	1,121,670
2,000	Lake Charles Harbor and Terminal District, Louisiana, Revenue Bonds, Series 2013B, 5.000%, 1/01/34 (AMT)	1/24 at 100.00	AA	2,211,400
1,470	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36 (AMT), 144A	7/23 at 100.00	N/R	1,619,646
2,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B, 5.000%, 1/01/35 (AMT)	1/25 at 100.00	A-	2,260,060
1,700	New Orleans Aviation Board, Louisiana, Gulf Opportunity Zone Revenue Bonds, Passenger Facility Charge Projects, Series 2010A, 5.250%, 1/01/41	1/20 at 100.00	A+	1,704,760

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
$ 2,000	New Orleans Aviation Board, Louisiana, Special Facility Revenue Bonds, Parking Facilities Corporation Consolidated Garage System, Series 2018A, 5.000%, 10/01/48 – AGM Insured	10/28 at 100.00	AA	$2,374,160
840	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A, 5.000%, 7/01/46 (AMT)	7/24 at 100.00	BBB	927,763
	Port New Orleans Board of Commissioners, Louisiana, Revenue Bonds, Port Facilities, Refunding Series 2013B:
1,245	5.000%, 4/01/31 (AMT)	4/23 at 100.00	A	1,360,324
500	5.000%, 4/01/32 (AMT)	4/23 at 100.00	A	545,655
1,000	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017, 5.000%, 12/31/56 (AMT)	6/27 at 100.00	BBB	1,138,960
21,025	Total Transportation			23,508,353
	U.S. Guaranteed – 6.1% (4)
500	Caddo-Bossier Parishes Port Commission, Louisiana, Utility Revenue Bonds, Refunding Series 2011, 5.125%, 4/01/37 (Pre-refunded 4/01/21)	4/21 at 100.00	N/R	525,970
1,220	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21)	1/21 at 100.00	N/R	1,281,427
1,500	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc Housing & Parking Project, Series 2010, 5.250%, 10/01/30 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA	1,551,000
1,850	Lafayette, Louisiana, Sales Tax Revenue Bonds, Public Improvements, Series 2011, 5.000%, 3/01/36 (Pre-refunded 3/01/21)	3/21 at 100.00	AA	1,939,614
100	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Womans Hospital Foundation Project, Series 2010A, 6.000%, 10/01/44 (Pre-refunded 10/01/20)	10/20 at 100.00	A2	104,008
25	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (ETM)	No Opt. Call	A2	30,967
750	Louisiana Public Facilities Authority, Revenue Bonds, Belle Chasse Educational Foundation Project, Series 2011, 6.750%, 5/01/41 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R	807,615
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/37 (Pre-refunded 5/01/20) (UB)	5/20 at 100.00	AA-	1,015,980
1,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0035, 14.922%, 5/01/39 (Pre-refunded 5/01/20), 144A (IF)	5/20 at 100.00	AA-	1,063,890
1,000	Saint Tammany Parish, Louisiana, Utilities Revenue Bonds, Series 2010B, 5.000%, 8/01/40 (Pre-refunded 8/01/20)	8/20 at 100.00	AA-	1,025,270
500	Shreveport, Louisiana, General Obligation Bonds, Series 2011, 5.000%, 8/01/31 (Pre-refunded 8/01/21)	8/21 at 100.00	A	531,405
1,500	Terrebonne Parish Waterworks District 1, Louisiana, Water Revenue Bonds, Series 2012A, 5.000%, 11/01/37 (Pre-refunded 11/01/22)	11/22 at 100.00	AA-	1,663,485
10,945	Total U.S. Guaranteed			11,540,631
	Utilities – 5.3%
2,000	Guam Power Authority, Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/37	10/27 at 100.00	BBB	2,293,940
1,500	Louisiana Energy and Power Authority, Power Project Revenue Bonds, LEPA Unit 1, Series 2013A, 5.250%, 6/01/38 – AGM Insured	6/23 at 100.00	AA	1,675,950

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 2,500	Louisiana Public Facilities Authority, Revenue Bonds, Cleco Power LLC Project, Series 2008, 4.250%, 12/01/38	5/23 at 100.00	A3	$2,596,475
2,130	Ohio Air Quality Development Authority, Ohio, Air Quality Development Revenue Bonds, FirstEnergy Generation Corporation Project, Series 2009A, 5.700%, 8/01/20 (5)	No Opt. Call	N/R	1,879,725
1,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series 2006A, 3.750%, 12/01/23 (5)	No Opt. Call	N/R	882,500
310	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Shippingport Project, First Energy Guarantor, Series 2005A, 3.750%, 12/01/40 (Mandatory Put 7/01/20) (5)	No Opt. Call	N/R	273,575
500	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B, 5.000%, 7/01/31	2/20 at 100.00	CCC	463,750
9,940	Total Utilities			10,065,915
	Water and Sewer – 7.2%
1,000	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA	1,155,700
1,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2019A, 4.000%, 2/01/45	2/29 at 100.00	AA	1,849,998
1,000	Kenner Consolidated Sewer District, Louisiana, Sewer Revenue Bonds, Series 2011, 5.000%, 11/01/36 – AGM Insured	11/21 at 100.00	AA	1,065,080
1,500	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/39	2/24 at 100.00	AA-	1,677,195
1,500	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 4.250%, 6/01/34	6/24 at 100.00	A	1,616,610
1,315	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A	1,494,537
200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/34	12/24 at 100.00	A-	226,548
365	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Junior Lien Series 2019B, 4.000%, 12/01/49 – AGM Insured	12/28 at 100.00	AA	399,934
1,500	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2003A Refunding, 5.000%, 12/01/32 – BAM Insured	12/28 at 100.00	AA	1,858,950
2,000	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Series 2016B, 5.000%, 12/01/41 – BAM Insured	12/26 at 100.00	AA	2,360,240
12,045	Total Water and Sewer			13,704,792
$ 169,835	Total Long-Term Investments (cost $177,399,758)			185,773,964

Nuveen Louisiana Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.3%
	MUNICIPAL BONDS – 0.3%
	Tax Obligation/Limited – 0.3%
$ 600	Louisiana Public Facilities Authority, Equipment and Capital Facilities Loan Program Revenue Bonds, Variable Rate Demand Obligations, Series 2004, 1.340%, 7/01/21 (Mandatory Put 1/09/20) (6)	1/20 at 100.00	VMIG-1	$ 600,000
$ 600	Total Short-Term Investments (cost $600,000)			600,000
	Total Investments (cost $177,999,758) – 98.3%			186,373,964
	Floating Rate Obligations – (0.4)%			(750,000)
	Other Assets Less Liabilities – 2.1%			4,030,525
	Net Assets – 100%			$ 189,654,489
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(6)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen North Carolina Municipal Bond Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 100.4%
	MUNICIPAL BONDS – 100.4%
	Education and Civic Organizations – 22.3%
$ 1,995	Appalachian State University, North Carolina, General Revenue Bonds, Millennial Campus End Zone Project, Series 2018, 5.000%, 5/01/44	5/28 at 100.00	A1	$2,390,629
2,000	Appalachian State University, North Carolina, General Revenue Bonds, Series 2019, 4.000%, 10/01/48	10/29 at 100.00	Aa3	2,217,080
1,000	Board of Governors of the University of North Carolina, Winston-Salem State University General Revenue Bonds, Series 2013, 5.000%, 4/01/33	4/22 at 100.00	A3	1,072,290
2,595	East Carolina University, North Carolina, General Revenue Bonds, Series 2014A, 5.000%, 10/01/41	10/23 at 100.00	Aa2	2,896,539
2,000	East Carolina University, North Carolina, General Revenue Bonds, Series 2016A, 5.000%, 10/01/29	4/26 at 100.00	Aa2	2,421,420
	Elizabeth City State University, North Carolina, General Revenue Bonds, Series 2019:
620	5.000%, 4/01/26 – AGM Insured	No Opt. Call	AA	746,722
645	5.000%, 4/01/27 – AGM Insured	No Opt. Call	AA	793,137
425	5.000%, 4/01/28 – AGM Insured	No Opt. Call	AA	532,206
465	5.000%, 4/01/29 – AGM Insured	No Opt. Call	AA	592,136
745	5.000%, 4/01/30 – AGM Insured	4/29 at 100.00	AA	943,535
1,500	5.000%, 4/01/40 – AGM Insured	4/29 at 100.00	AA	1,843,560
4,500	North Carolina Agricultural and Technical State University, General Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/40	10/25 at 100.00	AA-	5,199,255
1,930	North Carolina Agrigultural & Technical State University, General Revenue Bonds, Series 2013, 5.000%, 10/01/37	10/21 at 100.00	A1	2,044,217
2,440	North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, High Point University, Series 2012, 5.000%, 5/01/32	5/21 at 100.00	A-	2,552,289
2,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Davidson College, Series 2014, 5.000%, 3/01/45	3/22 at 100.00	AA+	2,137,740
	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015 A:
5,000	5.000%, 10/01/41	10/25 at 100.00	AA+	5,877,900
9,420	5.000%, 10/01/55	10/25 at 100.00	AA+	10,928,896
1,000	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Johnson & Wales University, Series 2013A, 5.000%, 4/01/28	4/23 at 100.00	A-	1,081,490
	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2016:
800	4.000%, 6/01/33	6/26 at 100.00	BBB+	870,312
685	4.000%, 6/01/34	6/26 at 100.00	BBB+	743,917
5,000	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Refunding Series 2018, 5.000%, 6/01/38	6/26 at 100.00	BBB+	5,734,350

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 7,500	North Carolina Capital Facilities Financing Agency, Educational Facility Revenue Bonds, Wake Forest University, Refunding Series 2018, 5.000%, 1/01/48	1/28 at 100.00	AA	$9,014,775
	North Carolina Central University, General Revenue Bonds, Refunding Series 2016:
3,140	5.000%, 10/01/26	4/26 at 100.00	A3	3,731,011
3,215	5.000%, 10/01/27	4/26 at 100.00	A3	3,808,521
1,035	North Carolina Central University, General Revenue Bonds, Series 2019, 5.000%, 4/01/38	4/29 at 100.00	A3	1,269,552
2,750	North Carolina State University at Raleigh, General Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/23 at 100.00	Aa1	3,080,385
5,000	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2017, 5.000%, 6/01/42	6/26 at 100.00	A1	5,797,400
	University of North Carolina, Asheville, General Revenue Bonds, Refunding Series 2019:
1,025	5.000%, 6/01/30	6/29 at 100.00	A1	1,299,382
1,000	5.000%, 6/01/31	6/29 at 100.00	A1	1,262,330
1,125	5.000%, 6/01/32	6/29 at 100.00	A1	1,415,677
1,180	5.000%, 6/01/33	6/29 at 100.00	A1	1,480,770
1,240	5.000%, 6/01/34	6/29 at 100.00	A1	1,552,406
2,750	University of North Carolina, Chapel Hill, Utilities System Revenue Refunding Bonds, Series 1997, 0.000%, 8/01/20	No Opt. Call	Aaa	2,728,880
4,590	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2015, 5.000%, 4/01/45	4/25 at 100.00	Aa3	5,279,923
230	University of North Carolina, Charlotte, General Revenue Bonds, Refunding Series 2017A, 5.000%, 10/01/31	10/27 at 100.00	Aa3	285,959
1,975	University of North Carolina, Charlotte, General Revenue Bonds, Series 2014, 5.000%, 4/01/31	4/24 at 100.00	Aa3	2,251,757
	University of North Carolina, Charlotte, General Revenue Bonds, Series 2017:
7,515	5.000%, 10/01/42	10/27 at 100.00	Aa3	9,106,376
1,250	5.000%, 10/01/47	10/27 at 100.00	Aa3	1,505,450
	University of North Carolina, Greensboro, General Revenue Bonds, Refunding Series 2017:
1,000	5.000%, 4/01/30	4/28 at 100.00	Aa3	1,261,180
835	5.000%, 4/01/31	4/28 at 100.00	Aa3	1,045,712
	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014:
1,085	5.000%, 4/01/32	4/24 at 100.00	Aa3	1,240,025
2,070	5.000%, 4/01/39	4/24 at 100.00	Aa3	2,351,955
6,000	University of North Carolina, Greensboro, General Revenue Bonds, Series 2018, 5.000%, 4/01/43	4/28 at 100.00	Aa3	7,297,560
	University of North Carolina, Wilmington, General Revenue Bonds, Refunding Series 2019B:
1,000	5.000%, 10/01/34	10/29 at 100.00	Aa3	1,278,230
1,275	5.000%, 10/01/35	10/29 at 100.00	Aa3	1,620,946
595	4.000%, 10/01/36	10/29 at 100.00	Aa3	684,190
2,045	4.000%, 10/01/37	10/29 at 100.00	Aa3	2,343,713

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
$ 4,500	Western Carolina University, North Carolina, General Revenue Bonds, Series 2018, 5.000%, 10/01/43	4/28 at 100.00	Aa3	$ 5,441,580
113,690	Total Education and Civic Organizations			133,055,265
	Health Care – 13.5%
3,030	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.125%, 1/15/37	1/21 at 100.00	AA-	3,152,139
1,615	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2012A, 5.000%, 1/15/31	1/22 at 100.00	AA-	1,729,504
	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Refunding Series 2016A:
2,000	5.000%, 1/15/25	No Opt. Call	AA-	2,362,480
3,000	5.000%, 1/15/36	1/26 at 100.00	AA-	3,488,850
1,685	5.000%, 1/15/40	1/26 at 100.00	AA-	1,942,603
1,000	Nash Health Care Systems, North Carolina, Health Care Facilities Revenue Bonds, Series 2012, 4.250%, 11/01/32	5/22 at 100.00	BBB	1,041,000
	New Hanover County, North Carolina, Hospital Revenue Bonds, New Hanover Regional Medical Center, Series 2017:
2,895	5.000%, 10/01/35	10/27 at 100.00	A+	3,363,614
2,990	5.000%, 10/01/42	10/27 at 100.00	A+	3,427,467
960	5.000%, 10/01/47	10/27 at 100.00	A+	1,093,814
4,200	North Carolina Medical Care Commission Hospital Revenue Refunding Bonds, North Carolina Baptist Hospital, Series 2010, 5.000%, 6/01/34	6/20 at 100.00	A	4,274,676
2,770	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Blue Ridge HealthCare, Refunding Series 2010A, 5.000%, 1/01/36	1/20 at 100.00	A	2,776,316
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Cape Fear Valley Health System, Refunding Series 2012A:
2,200	5.000%, 10/01/25	10/22 at 100.00	A-	2,412,300
2,300	5.000%, 10/01/26	10/22 at 100.00	A-	2,518,615
555	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Refunding Series 2016A, 5.000%, 6/01/28	No Opt. Call	AA	708,113
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A:
750	5.000%, 6/01/32	6/22 at 100.00	AA	815,850
380	5.000%, 6/01/35	6/22 at 100.00	AA	412,486
3,000	5.000%, 6/01/42	6/22 at 100.00	AA	3,241,110
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Novant Health Inc, Series 2010A:
5,350	5.250%, 11/01/40	11/20 at 100.00	AA-	5,533,772
10,000	4.750%, 11/01/43	11/20 at 100.00	AA-	10,252,400
2,950	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Rex Healthcare, Series 2015A, 5.000%, 7/01/44	7/25 at 100.00	AA-	3,348,692
5,860	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A+	6,712,103

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 2,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Wake Forest Baptist Obligated Group, Series 2012A, 5.000%, 12/01/45	12/22 at 100.00	A	$2,146,780
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A, 5.000%, 10/01/27	10/22 at 100.00	A+	5,486,900
	North Carolina Medical Care Commission, Health Care Facilities Revenues Bonds, Wake Forest Baptist Obligated Group, Series 2019A:
1,000	5.000%, 12/01/31	12/28 at 100.00	A	1,236,840
1,000	5.000%, 12/01/33	12/28 at 100.00	A	1,228,450
1,385	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Scotland Memorial Hospital, Series 1999, 5.500%, 10/01/29 – RAAI Insured	2/20 at 100.00	AA	1,389,889
	North Carolina Medical Care Commission, Hospital Revenue Bonds, Southeastern Regional Medical Center, Refunding Series 2012:
865	5.000%, 6/01/25	6/22 at 100.00	A-	937,176
2,000	5.000%, 6/01/32	6/22 at 100.00	A-	2,152,100
1,060	University of North Carolina, Chapel Hill, Revenue Bonds, Hospital System, Series 2019, 5.000%, 2/01/49 (WI/DD, Settling 12/05/19)	No Opt. Call	AA	1,542,194
73,800	Total Health Care			80,728,233
	Housing/Single Family – 0.3%
1,805	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, Series 2011-1, 4.500%, 1/01/28	1/21 at 100.00	AA	1,841,190
	Long-Term Care – 1.1%
1,500	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Sharon Towers, Series 2019A, 5.000%, 7/01/49 (WI/DD, Settling 12/05/19)	7/26 at 103.00	N/R	1,689,630
2,735	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2013A, 5.000%, 10/01/33	10/23 at 100.00	N/R	2,987,878
	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, United Methodist Retirement Homes, Refunding Series 2016A:
550	5.000%, 10/01/30	10/26 at 100.00	BBB	645,651
225	5.000%, 10/01/31	10/26 at 100.00	BBB	263,318
725	North Carolina Medical Care Commission, Revenue Bonds, First Mortgage Galloway Ridge Project, Refunding Series 2019A, 5.000%, 1/01/39	1/27 at 103.00	N/R	834,953
5,735	Total Long-Term Care			6,421,430
	Tax Obligation/General – 8.7%
	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2016A:
1,000	5.000%, 7/01/28	7/26 at 100.00	AAA	1,228,240
1,250	5.000%, 7/01/30	7/26 at 100.00	AAA	1,525,625
2,000	Charlotte, North Carolina, General Obligation Bonds, Refunding Series 2019A, 5.000%, 6/01/34	6/29 at 100.00	AAA	2,577,580

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Davidson County, North Carolina, General Obligation Bonds, Refunding Series 2016:
$ 300	5.000%, 6/01/25	No Opt. Call	AA	$359,397
1,150	5.000%, 6/01/26	No Opt. Call	AA	1,411,533
1,000	5.000%, 6/01/28	6/26 at 100.00	AA-	1,220,310
1,795	5.000%, 6/01/30	6/26 at 100.00	AA-	2,175,630
1,500	Forsyth County, North Carolina, General Obligation Bonds, Limited Obligation Series 2009, 5.000%, 4/01/30	4/20 at 100.00	AA+	1,518,555
3,440	Greensboro, North Carolina, General Obligation Bonds, Public Improvement Series 2018B, 5.000%, 10/01/24	No Opt. Call	AAA	4,060,920
1,000	Guilford County, North Carolina, General Obligation Bonds, Public Improvement Series 2017B, 5.000%, 5/01/26	No Opt. Call	AAA	1,231,920
2,285	Guilford County, North Carolina, General Obligation Bonds, Refunding Series 2017, 5.000%, 3/01/27	No Opt. Call	AAA	2,870,760
2,000	Mecklenburg County, North Carolina, General Obligation Bonds, Refunding Series 2013A, 5.000%, 12/01/26	No Opt. Call	AAA	2,499,780
4,000	North Carolina State, General Obligation Bonds, Refunding Series 2014A, 5.000%, 6/01/23	No Opt. Call	AAA	4,533,320
11,570	North Carolina State, General Obligation Bonds, Series 2015A, 5.000%, 6/01/24 (UB) (4)	No Opt. Call	AAA	13,527,760
2,000	Raleigh, North Carolina, General Obligation Bonds, Refunding Series 2016A, 5.000%, 9/01/26	No Opt. Call	AAA	2,486,580
1,260	Sampson County Water & Sewer District II, North Carolina, General Obligation Bonds, Refunding Series 2015, 5.000%, 6/01/40	6/25 at 100.00	A1	1,455,816
1,575	Wake County, North Carolina, General Obligation Bonds, Public Improvement Series 2014, 5.000%, 9/01/20	No Opt. Call	AAA	1,620,754
500	Wake County, North Carolina, Limited Obligation Bonds, Refunding Series 2016A, 5.000%, 12/01/35	12/26 at 100.00	AA+	603,670
2,045	Wake County, North Carolina, Limited Obligation Bonds, Series 2018A, 5.000%, 8/01/36	8/28 at 100.00	AA+	2,552,364
2,000	Wake County, North Carolina, Limited Obligation Bonds, Series 2019, 5.000%, 9/01/36	9/29 at 100.00	AA+	2,552,180
43,670	Total Tax Obligation/General			52,012,694
	Tax Obligation/Limited – 17.5%
	Buncombe County, North Carolina, Limited Obligation Bonds, Refunding Series 2015:
1,250	5.000%, 6/01/33	6/25 at 100.00	AA+	1,468,075
1,375	5.000%, 6/01/35	6/25 at 100.00	AA+	1,608,173
	Burke County, North Carolina, Limited Obligation Bonds, Series 2018:
400	5.000%, 4/01/29	4/27 at 100.00	Aa3	493,608
100	5.000%, 4/01/31	4/27 at 100.00	Aa3	122,008
	Charlotte, North Carolina, Certificates of Participation, Convention Facilities Project, Series 2019A:
1,010	5.000%, 6/01/40	6/29 at 100.00	AA+	1,264,136
3,500	5.000%, 6/01/44	6/29 at 100.00	AA+	4,343,990

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
	Charlotte, North Carolina, Certificates of Participation, Refunding Cultural Arts Facilities Series 2019B:
$ 4,080	5.000%, 6/01/35	6/29 at 100.00	AA+	$5,186,414
1,930	5.000%, 6/01/37	6/29 at 100.00	AA+	2,437,860
2,505	Charlotte, North Carolina, Storm Water Fee Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/39	12/24 at 100.00	AAA	2,895,354
	Duplin County, North Carolina, Limited Obligation Bonds, County Water Districts, Series 2016:
1,475	5.000%, 4/01/32	4/26 at 100.00	A+	1,743,332
1,000	5.000%, 4/01/34	4/26 at 100.00	A+	1,175,580
1,265	Durham Capital Financing Corporation, Durham County, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/30	12/26 at 100.00	AA+	1,544,755
2,535	Greensboro, North Carolina, Limited Obligation Bonds, Coliseum Complex Project, Series 2018A, 5.000%, 4/01/42	4/28 at 100.00	AA+	3,064,891
593	Hillsborough, North Carolina, Special Assessement Revenue Bonds, Series 2013, 7.750%, 2/01/24	2/23 at 100.00	N/R	614,888
	Mooresville, North Carolina, Special Assessment Revenue Bonds, Series 2015:
670	4.375%, 3/01/25, 144A	No Opt. Call	N/R	675,521
1,600	5.375%, 3/01/40, 144A	3/25 at 100.00	N/R	1,638,368
5,000	North Carolina State, Limited Obligation Bonds, Refunding Series 2014C, 5.000%, 5/01/25	5/24 at 100.00	AA+	5,807,800
	North Carolina State, Limited Obligation Bonds, Refunding Series 2017B:
4,395	5.000%, 5/01/29	5/27 at 100.00	AA+	5,449,888
8,950	5.000%, 5/01/30	5/27 at 100.00	AA+	11,048,417
	North Carolina State, Limited Obligation Bonds, Series 2019A:
2,500	5.000%, 5/01/31	5/29 at 100.00	AA+	3,213,250
2,500	5.000%, 5/01/32	5/29 at 100.00	AA+	3,203,375
	North Carolina Turnpike Authority, Monroe Connector System State Appropriation Bonds, Series 2011:
1,810	5.000%, 7/01/29	7/21 at 100.00	AA+	1,914,980
9,375	5.000%, 7/01/36	7/21 at 100.00	AA+	9,882,375
500	5.000%, 7/01/41	7/21 at 100.00	AA+	526,100
1,000	Onslow County, North Carolina, Limited Obligation Bonds, Series 2016, 5.000%, 10/01/27	10/26 at 100.00	AA-	1,224,840
14,146	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	15,120,801
	Raleigh, North Carolina, Limited Obligation Bonds, Series 2014A:
455	5.000%, 10/01/33	10/24 at 100.00	AA+	526,740
750	5.000%, 10/01/34	10/24 at 100.00	AA+	867,060
1,000	Rocky Mount, North Carolina, Special Obligation Bonds, Series 2016, 5.000%, 5/01/29	5/26 at 100.00	AA+	1,201,780
2,950	Sampson Area Development Corporation, Sampson County, North Carolina, Installment Payment Revenue Bonds, Series 2010, 5.250%, 6/01/24 – AGM Insured	No Opt. Call	AA	3,314,974

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 2,445	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2015, 5.000%, 12/01/35	12/25 at 100.00	A1	$2,878,816
3,570	Sampson County, North Carolina, Limited Obligaiton Bonds, Refunding Series 2017, 5.000%, 9/01/40	9/27 at 100.00	A1	4,259,688
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2017:
500	5.000%, 12/01/30	12/27 at 100.00	A	619,465
250	5.000%, 12/01/33	12/27 at 100.00	A	306,645
	Scotland County, North Carolina, Limited Obligation Bonds, Series 2018:
660	5.000%, 12/01/33	12/28 at 100.00	A	824,828
690	5.000%, 12/01/35	12/28 at 100.00	A	857,794
1,000	Wilmington, North Carolina, Limited Obligation Bonds, Refunding Series 2016, 5.000%, 6/01/30	6/26 at 100.00	AA+	1,209,990
225	Wilmington, North Carolina, Storm Water Fee Revenue Bonds, Series 2007, 5.000%, 6/01/33 – AMBAC Insured	2/20 at 100.00	AA+	225,655
89,959	Total Tax Obligation/Limited			104,762,214
	Transportation – 20.9%
6,000	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010A, 5.500%, 7/01/34	7/20 at 100.00	AA-	6,147,720
10,280	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International Refunding Series 2010B, 5.375%, 7/01/28 (AMT)	7/20 at 100.00	AA-	10,517,262
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2014A:
4,000	5.000%, 7/01/32	7/24 at 100.00	AA-	4,597,920
5,000	5.000%, 7/01/33	7/24 at 100.00	AA-	5,737,900
4,935	5.000%, 7/01/34	7/24 at 100.00	AA-	5,653,881
	Charlotte, North Carolina, Airport Revenue Bonds, Charlotte Douglas International, Refunding Series 2017A:
1,925	5.000%, 7/01/42	7/27 at 100.00	Aa3	2,314,043
6,610	5.000%, 7/01/47	7/27 at 100.00	Aa3	7,896,306
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
1,500	5.000%, 12/31/37 (AMT)	6/25 at 100.00	BBB-	1,684,050
11,170	5.000%, 6/30/54 (AMT)	6/25 at 100.00	BBB-	12,360,052
3,800	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010A, 5.250%, 2/01/40	2/20 at 100.00	A2	3,821,128
25	North Carolina State Ports Authority, Port Facilities Revenue Bonds, Senior Lien Series 2010B, 5.000%, 2/01/29	2/20 at 100.00	A2	25,134

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Transportation (continued)
	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Capital Appreciation Series 2017C:
$ 865	0.000%, 7/01/27	7/26 at 96.08	BBB	$715,753
880	0.000%, 7/01/29	7/26 at 87.76	BBB	654,166
175	0.000%, 7/01/32	7/26 at 75.72	BBB	110,128
1,500	0.000%, 7/01/34	7/26 at 68.37	BBB	843,285
2,905	0.000%, 7/01/35	7/26 at 64.91	BBB	1,541,945
3,735	0.000%, 7/01/38	7/26 at 55.68	BBB	1,672,869
3,995	0.000%, 7/01/39	7/26 at 52.96	BBB	1,697,276
2,385	0.000%, 7/01/40	7/26 at 50.36	BBB	959,724
1,200	North Carolina Turnpike Authority, Monroe Expressway Toll Revenue Bonds, Series 2017A, 5.000%, 7/01/47	7/26 at 100.00	BBB	1,361,592
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Senior Lien Series 2017:
1,000	5.000%, 1/01/31 – AGM Insured	1/27 at 100.00	AA	1,197,540
1,415	5.000%, 1/01/39 – AGM Insured	1/27 at 100.00	AA	1,662,993
4,625	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Refunding Series 2018A, 4.000%, 1/01/33	1/28 at 100.00	AA+	5,292,202
	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2009B:
70	0.000%, 1/01/34 – AGC Insured	No Opt. Call	AA	47,123
3,760	0.000%, 1/01/35 – AGC Insured	No Opt. Call	AA	2,441,819
21,205	0.000%, 1/01/36 – AGC Insured	No Opt. Call	AA	13,281,116
20,150	0.000%, 1/01/37 – AGC Insured	No Opt. Call	AA	12,080,731
15,615	0.000%, 1/01/38 – AGC Insured	No Opt. Call	AA	9,002,516
4,000	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Senior Lien Series 2019, 5.000%, 1/01/49 – AGM Insured (WI/DD, Settling 12/17/19)	1/30 at 100.00	AA	4,860,520
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2010A:
1,000	5.000%, 5/01/26	5/20 at 100.00	Aa3	1,015,480
1,675	5.000%, 5/01/36	5/20 at 100.00	Aa3	1,698,902
	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Refunding Series 2015A:
1,225	5.000%, 5/01/29	5/25 at 100.00	Aa3	1,442,278
300	5.000%, 5/01/30	5/25 at 100.00	Aa3	352,179
148,925	Total Transportation			124,687,533
	U.S. Guaranteed – 5.1% (5)
	Asheville, North Carolina, Limited Obligation Bonds, Series 2012:
300	5.000%, 4/01/30 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	326,958
350	5.000%, 4/01/32 (Pre-refunded 4/01/22)	4/22 at 100.00	AA+	381,451
1,465	Brunswick County, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 4/01/28 (Pre-refunded 4/01/22)	4/22 at 100.00	AA-	1,593,100

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (5) (continued)
$ 1,215	Cape Fear Public Utility Authority, North Carolina, Water & Sewer System Revenue Bonds, Refunding Series 2014A, 5.000%, 6/01/40 (Pre-refunded 6/01/24)	6/24 at 100.00	AA+	$1,413,531
	Charlotte Housing Authority, North Carolina, Capital Fund Program Revenue Bonds, Strwan and Parktowne Rehabilitation Project, Series 2011:
295	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	313,694
2,705	4.550%, 12/01/31 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R	2,876,416
250	Dare County, North Carolina, Utilities System Revenue Bonds, Series 2011, 5.000%, 2/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	AA	261,302
6,400	Durham, North Carolina, Utility System Revenue Bonds, Refunding Series 2011, 5.000%, 6/01/41 (Pre-refunded 6/01/21)	6/21 at 100.00	AAA	6,771,904
	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Refunding Series 1993B:
15	6.000%, 1/01/22 – FGIC Insured (ETM)	No Opt. Call	Baa2	16,492
520	6.000%, 1/01/22 – RAAI Insured (ETM)	No Opt. Call	AA	571,740
310	6.000%, 1/01/26 (ETM)	No Opt. Call	N/R	394,252
6,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2010A, 5.000%, 6/01/42 (Pre-refunded 6/01/20)	6/20 at 100.00	N/R	6,112,380
1,450	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2012A, 5.000%, 3/01/30 (Pre-refunded 3/01/22)	3/22 at 100.00	AAA	1,575,686
5,000	Raleigh, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2013A, 5.000%, 3/01/31 (Pre-refunded 3/01/23)	3/23 at 100.00	AAA	5,619,750
2,115	Wake County, North Carolina, Limited Obligation Bonds, Series 2010, 5.000%, 1/01/37 (Pre-refunded 1/01/20)	1/20 at 100.00	AA+	2,121,472
28,390	Total U.S. Guaranteed			30,350,128
	Utilities – 2.3%
1,000	Concord, North Carolina, Utilities Systems Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/33	6/26 at 100.00	Aa2	1,185,330
3,330	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2016, 4.000%, 4/01/46	4/26 at 100.00	Aa1	3,624,538
4,950	Greenville, North Carolina, Combined Enterprise System Revenue Bonds, Series 2019, 5.000%, 8/01/44	8/29 at 100.00	Aa1	6,156,067
1,430	Monroe, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017, 5.000%, 3/01/43	3/27 at 100.00	A+	1,688,616
740	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/30	7/26 at 100.00	A	893,676
11,450	Total Utilities			13,548,227
	Water and Sewer – 8.7%
2,115	Cape Fear Public Utility Authority, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2019A, 4.000%, 8/01/44	8/29 at 100.00	AA+	2,397,776
	Cary, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017:
400	4.000%, 12/01/38	12/26 at 100.00	AAA	449,768
1,700	5.000%, 12/01/41	12/26 at 100.00	AAA	2,042,805
940	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2015, 5.000%, 7/01/32	7/25 at 100.00	AAA	1,116,936

Nuveen North Carolina Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
$ 500	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2018, 5.000%, 7/01/44	7/28 at 100.00	AAA	$616,950
2,350	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2009B, 5.000%, 7/01/38	7/20 at 100.00	AAA	2,400,689
	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2017B:
1,815	5.000%, 12/01/26	No Opt. Call	AAA	2,267,171
1,000	5.000%, 12/01/27	No Opt. Call	AAA	1,277,370
2,535	5.000%, 12/01/28	12/27 at 100.00	AAA	3,223,202
5,000	Greensboro, North Carolina, Combined Enterprise System Revenue Bonds, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	AAA	5,517,750
1,000	High Point, North Carolina, Combined Enterprise System Revenue Bonds, Series 2014, 5.000%, 11/01/39	11/24 at 100.00	AAA	1,156,490
600	Jacksonville City, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2016, 5.250%, 5/01/29	No Opt. Call	Aa3	787,686
1,750	Metropolitan Sewerage District of Buncombe County, North Carolina, Sewerage System Revenue Bonds, Series 2014, 5.000%, 7/01/39	7/24 at 100.00	Aaa	2,005,763
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2015:
3,185	5.000%, 6/01/34	6/25 at 100.00	AA	3,706,098
3,345	5.000%, 6/01/35	6/25 at 100.00	AA	3,889,365
	Oak Island, North Carolina, Enterprise System Revenue Bonds, Refunding Series 2017:
1,215	5.000%, 6/01/27	No Opt. Call	AA	1,509,638
1,335	5.000%, 6/01/28	6/27 at 100.00	AA	1,651,715
1,000	5.000%, 6/01/33	6/27 at 100.00	AA	1,212,930
	Onslow County, North Carolina, Combined Enterprise System Revenue Bonds, Refunding Series 2016:
600	5.000%, 12/01/25	No Opt. Call	Aa3	726,132
940	5.000%, 12/01/28	12/26 at 100.00	Aa3	1,160,571
2,805	Sanford, North Carolina, Enterprise Systems Revenue Bonds, Refunding Series 2019, 4.000%, 6/01/45	6/29 at 100.00	Aa3	3,112,708
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2015:
1,020	5.000%, 6/01/31	12/25 at 100.00	AA+	1,217,564
500	5.000%, 6/01/32	12/25 at 100.00	AA+	595,895
	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2017:
400	5.000%, 6/01/24	No Opt. Call	AA+	465,772
400	5.000%, 6/01/28	6/27 at 100.00	AA+	500,016
1,400	Union County, North Carolina, Enterprise System Revenue Bonds, Series 2019A, 4.000%, 6/01/44	6/29 at 100.00	AA+	1,589,784

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Winston-Salem, North Carolina, Water and Sewer System Revenue Bonds, Refunding Series 2016A:
$ 1,150	5.000%, 6/01/25	No Opt. Call	AAA	$1,383,105
2,800	5.000%, 6/01/26	No Opt. Call	AAA	3,456,404
365	5.000%, 6/01/29	6/26 at 100.00	AAA	446,713
44,165	Total Water and Sewer			51,884,766
$ 561,589	Total Long-Term Investments (cost $557,153,467)			599,291,680
	Floating Rate Obligations – (1.6)%			(9,255,000)
	Other Assets Less Liabilities – 1.2%			6,647,779
	Net Assets – 100%			$ 596,684,459
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Nuveen Tennessee Municipal Bond Fund
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.8%
	MUNICIPAL BONDS – 101.8%
	Education and Civic Organizations – 7.4%
$ 3,500	Claiborne County Industrial Development Board, Tennessee, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2010, 6.125%, 10/01/40	10/20 at 100.00	N/R	$3,600,240
	Claiborne County, Tennessee, Industrial Development Board, Revenue Refunding Bonds, Lincoln Memorial University Project, Series 2009:
900	6.125%, 10/01/29	2/20 at 100.00	N/R	902,709
1,090	6.375%, 10/01/34	2/20 at 100.00	N/R	1,093,314
1,740	6.625%, 10/01/39	2/20 at 100.00	N/R	1,745,429
900	Franklin County Health and Educational Facilities Board, Tennessee, Revenue Bonds, University of the South, Refunding & Improvement Series 2014, 5.000%, 9/01/29	9/22 at 100.00	A+	984,123
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
660	5.000%, 11/01/27	11/21 at 100.00	A	702,484
1,300	5.000%, 11/01/28	11/21 at 100.00	A	1,382,914
1,295	5.000%, 11/01/29	11/21 at 100.00	A	1,377,595
1,495	5.000%, 11/01/30	11/21 at 100.00	A	1,588,901
710	5.000%, 11/01/31	11/21 at 100.00	A	753,899
1,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Knowledge Academy Charter School, Series 2017A, 4.625%, 6/15/27, 144A (4)	No Opt. Call	N/R	600,000
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
610	5.000%, 10/01/30	10/26 at 100.00	BBB	726,297
640	5.000%, 10/01/31	10/26 at 100.00	BBB	757,427
670	5.000%, 10/01/32	10/26 at 100.00	BBB	791,417
705	5.000%, 10/01/33	10/26 at 100.00	BBB	830,786
745	5.000%, 10/01/34	10/26 at 100.00	BBB	875,777
780	5.000%, 10/01/35	10/26 at 100.00	BBB	914,917
2,750	5.000%, 10/01/45	10/26 at 100.00	BBB	3,165,965
3,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2019A, 5.250%, 10/01/58	10/29 at 100.00	BBB	3,602,490
515	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Rocketship Education Project, Series 2017E, 5.375%, 6/01/52, 144A	6/26 at 100.00	N/R	553,625

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)
	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2015:
$ 700	5.000%, 8/01/40	8/25 at 100.00	A+	$816,627
1,000	5.000%, 8/01/45	8/25 at 100.00	A+	1,158,240
26,705	Total Education and Civic Organizations			28,925,176
	Health Care – 13.7%
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, CommonSpirit Health, Series 2019A-2:
100	5.000%, 8/01/31	8/29 at 100.00	BBB+	122,833
100	5.000%, 8/01/32	8/29 at 100.00	BBB+	122,240
100	5.000%, 8/01/33	8/29 at 100.00	BBB+	121,923
100	5.000%, 8/01/35	8/29 at 100.00	BBB+	120,994
100	5.000%, 8/01/37	8/29 at 100.00	BBB+	120,012
835	5.000%, 8/01/44	8/29 at 100.00	BBB+	986,569
2,300	5.000%, 8/01/49	8/29 at 100.00	BBB+	2,696,980
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2014A:
500	5.000%, 10/01/34	10/24 at 100.00	Baa2	558,550
1,575	5.000%, 10/01/44	10/24 at 100.00	Baa2	1,735,556
4,395	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/37	7/28 at 100.00	A	5,214,272
2,885	Jackson, Tennessee, Hospital Revenue Bonds, Jackson-Madison County General Hospital Project, Series 2018A, 5.000%, 4/01/41	10/28 at 100.00	A	3,456,922
1,000	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	A	1,074,640
4,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2016, 5.000%, 9/01/47	9/26 at 100.00	BBB	4,529,720
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc, Series 2017:
310	5.000%, 4/01/36	4/27 at 100.00	BBB	358,884
2,000	4.000%, 4/01/36	4/27 at 100.00	BBB	2,127,880
	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A:
2,955	5.000%, 1/01/36	1/27 at 100.00	A+	3,475,139
5,815	5.000%, 1/01/47	1/27 at 100.00	A+	6,673,062
7,500	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, East Tennessee Children's Hospital, Series 2019, 4.000%, 11/15/43	2/29 at 100.00	A	8,139,375
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
2,740	5.000%, 7/01/35	7/26 at 100.00	Aa1	3,225,281
1,165	5.000%, 7/01/40	7/26 at 100.00	Aa1	1,358,274
5,000	5.000%, 7/01/46	7/26 at 100.00	Aa1	5,758,300

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)
$ 385	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2017A, 5.000%, 7/01/48	7/27 at 100.00	A3	$445,622
1,000	Shelby County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, Methodist Le Bonheur Healthcare, Series 2012, 5.000%, 5/01/42	5/22 at 100.00	AA-	1,062,360
46,860	Total Health Care			53,485,388
	Housing/Multifamily – 4.1%
5,315	Hendersonville Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Hickory Pointe Poject, Series 2010, 4.875%, 12/01/25	No Opt. Call	AA+	6,248,420
1,500	Kingsport Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Model City Apartments Project, Series 2009, 5.000%, 7/20/29	1/20 at 100.00	N/R	1,500,780
2,075	Knox County Health, Educational and Housing Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Eastowne Village Project, Refunding Series 2001, 4.000%, 6/01/31 (Mandatory Put 6/01/21)	1/20 at 101.00	N/R	2,105,337
1,395	McMinnville-Warren County Industrial Development Board, Tennessee, Multifamily Housing Revenue Bonds, Beersheba Heights Towers, Series 2009, 5.500%, 11/20/39	1/20 at 100.00	N/R	1,396,925
4,940	Metropolitan Governemnt of Nashville & Davidson County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Parkwood Villa Apartments Project, Series 2010, 4.600%, 3/01/40 (Mandatory Put 3/01/25)	3/20 at 100.00	AA+	4,974,531
15,225	Total Housing/Multifamily			16,225,993
	Housing/Single Family – 0.4%
1,495	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2011-1A, 4.350%, 7/01/22 (AMT)	1/21 at 100.00	AA+	1,533,765
	Long-Term Care – 2.1%
1,000	Blount County Health and Educational Facilites Board, Tennessee, Revenue Refunding Bonds, Asbury, Inc, Series 2016A, 5.000%, 1/01/37	1/25 at 102.00	N/R	1,044,770
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Blakeford at Green Hills, Refunding & Improvement Series 2012:
1,500	5.000%, 7/01/27	7/22 at 100.00	BBB	1,587,075
1,340	5.000%, 7/01/32	7/22 at 100.00	BBB	1,409,975
1,210	5.000%, 7/01/37	7/22 at 100.00	BBB	1,273,114
1,100	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2014, 5.250%, 12/01/44	12/24 at 100.00	N/R	1,182,808
1,500	Shelby County Health, Educational and Housing Facility Board, Tennessee, Residential Care Facility Mortgage Revenue Bonds, The Village at Germantown, Series 2012, 5.250%, 12/01/42	12/22 at 100.00	N/R	1,571,835
7,650	Total Long-Term Care			8,069,577
	Tax Obligation/General – 7.2%
2,920	Blount County, Tennessee, General Obligation Bonds, Refunding Series 2016B, 5.000%, 6/01/33	6/26 at 100.00	AA+	3,509,285

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)
	Franklin Special School District, Williamson County, Tennessee, General Obligation Bonds, School Improvement Series 2019:
$ 1,000	5.000%, 6/01/37	6/29 at 100.00	Aa1	$1,264,130
1,000	5.000%, 6/01/38	6/29 at 100.00	Aa1	1,259,910
4,000	Memphis, Tennessee, General Obligation Bonds, Refunding General Improvement Series 2011, 5.000%, 5/01/36	5/21 at 100.00	AA	4,193,920
585	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25	7/20 at 100.00	AA	598,063
2,500	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Tender Option Bond Trust 2014-XF0224, 15.133%, 7/01/27, 144A (IF) (5)	7/23 at 100.00	AA	3,833,175
600	Montgomery County, Tennessee, General Obligation Bonds, School & Public Improvement Series 2011, 5.000%, 4/01/21	No Opt. Call	AA+	630,912
2,645	Putnam County, Tennessee, General Obligation Bonds, Refunding School Series 2001, 5.250%, 4/01/20 – FGIC Insured	No Opt. Call	Aa2	2,680,760
3,050	Sumner County, Tennessee, General Obligation Bonds, Refunding Series 2011, 5.000%, 6/01/23	6/21 at 100.00	AA+	3,224,247
	Tennessee State, General Obligation Bonds, Series 2014A:
1,000	5.000%, 9/01/33	9/24 at 100.00	AAA	1,162,980
675	5.000%, 9/01/34	9/24 at 100.00	AAA	783,999
	Tennessee State, General Obligation Bonds, Series 2015A:
1,535	5.000%, 8/01/34	8/25 at 100.00	AAA	1,822,245
1,250	5.000%, 8/01/35	8/25 at 100.00	AAA	1,480,925
1,730	Wilson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 4/01/23	4/22 at 100.00	AA+	1,881,150
24,490	Total Tax Obligation/General			28,325,701
	Tax Obligation/Limited – 15.3%
2,500	Bristol Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Pinnacle Project, Series 2016, 5.625%, 6/01/35	6/26 at 100.00	N/R	2,638,150
6,000	Memphis & Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tourism Development Zone Revenue Bonds, Refunding Series 2017B, 5.000%, 11/01/30	11/26 at 100.00	AA	7,249,080
250	Memphis/Shelby County Economic Development Growth Engine Industrial Development Board, Tennessee, Tax Increment Revenue Bonds, Graceland Project, Senior Series 2017A, 4.750%, 7/01/27	No Opt. Call	N/R	273,597
2,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena Project, Junior Subordinate Lien Series 2002E, 0.000%, 4/01/34	2/20 at 43.314	N/R	857,360
1,035	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Series 2010A-1, 5.000%, 7/01/26	7/20 at 100.00	A+	1,057,087
	Nashville Metropolitan Development and Housing Agency, Tennessee, Tax increment Bonds, Fifth & Broadway Development Project, Series 2018:
700	4.500%, 6/01/28, 144A	No Opt. Call	N/R	762,335
570	5.125%, 6/01/36, 144A	6/28 at 100.00	N/R	638,446
4,250	Pigeon Forge Industrial Development Board, Tennessee, Revenue Bonds, Public Facility, Series 2011, 5.000%, 6/01/34	6/21 at 100.00	AA	4,470,702

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)
$ 7,968	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Restructured 2018A-1, 4.500%, 7/01/34	7/25 at 100.00	N/R	$8,517,075
	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds, Refunding Series 2015B:
4,160	5.000%, 11/01/33 (UB) (5)	11/25 at 100.00	AA+	4,948,112
6,225	5.000%, 11/01/34 (UB) (5)	11/25 at 100.00	AA+	7,396,545
1,500	5.000%, 11/01/35	11/25 at 100.00	AA+	1,780,455
1,295	5.000%, 11/01/40	11/25 at 100.00	AA+	1,519,592
5,000	5.000%, 11/01/40 (UB) (5)	11/25 at 100.00	AA+	5,867,150
10,000	5.000%, 11/01/45 (UB) (5)	11/25 at 100.00	AA+	11,667,300
53,453	Total Tax Obligation/Limited			59,642,986
	Transportation – 3.6%
	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2010B:
3,250	5.625%, 7/01/20 (AMT)	No Opt. Call	A	3,332,128
420	5.750%, 7/01/23 (AMT)	7/20 at 100.00	A	430,916
2,265	5.750%, 7/01/24 (AMT)	7/20 at 100.00	A	2,323,731
5,750	Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue Bonds, Improvement Series 2015A, 5.000%, 7/01/45	7/25 at 100.00	A+	6,631,417
1,510	Metropolitan Nashville Airport Authority, Tennessee, Special Facility Revenue Bonds, Aero Nashville LLC Project, Refunding Series 2010, 5.200%, 7/01/26	7/20 at 100.00	Baa3	1,537,165
13,195	Total Transportation			14,255,357
	U.S. Guaranteed – 17.3% (6)
	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
1,500	5.000%, 1/01/33 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,669,785
1,000	5.250%, 1/01/45 (Pre-refunded 1/01/23)	1/23 at 100.00	BBB+	1,120,720
	Clarksville, Tennessee, Electric System Revenue Bonds, Series 2010A:
1,160	5.000%, 9/01/34 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	1,193,872
2,500	5.000%, 9/01/35 (Pre-refunded 9/01/20)	9/20 at 100.00	Aa2	2,573,000
2,375	First Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2012A, 5.000%, 12/01/32 (Pre-refunded 12/01/22)	12/22 at 100.00	AAA	2,644,871
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A:
905	5.375%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	927,000
200	5.625%, 7/01/30 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	205,148
1,250	6.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa1	1,284,800
	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C:
210	5.125%, 7/01/25 (Pre-refunded 2/06/20) – NPFG Insured	2/20 at 100.00	N/R	213,591
2,735	5.125%, 7/01/25 – NPFG Insured (ETM)	2/20 at 100.00	Baa2	2,919,913
9,570	5.250%, 7/01/28 – NPFG Insured (ETM)	2/20 at 100.00	Baa2	10,262,677

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	U.S. Guaranteed (6) (continued)
$ 3,000	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Series 2011, 5.250%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA-	$3,133,980
18,670	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Subordinate Lien Revenue Bonds, Volunteer Healthcare Systems Inc, Series 1988, 0.000%, 6/01/21 (ETM)	No Opt. Call	Aaa	18,295,666
715	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding & Improvement Series 2010A, 5.000%, 7/01/25 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R	731,052
495	Metropolitan Government of Nashville-Davidson County, Tennessee, General Obligation Bonds, Refunding Series 2012, 5.000%, 7/01/23 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R	543,530
	Rutherford County Health and Educational Facilities Board, Tennessee, Multifamily Housing Revenue Bonds, Spring Valley Apartments Project, Series 2010A:
435	5.125%, 10/01/30 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	448,194
3,700	5.850%, 10/01/46 (Pre-refunded 10/01/20)	10/20 at 100.00	N/R	3,842,487
5,000	Rutherford County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Ascension Health Group, Series 2012C, 5.000%, 11/15/47 (Pre-refunded 11/15/21)	11/21 at 100.00	AA+	5,368,100
3,525	Shelby County Health, Educational and Housing Facility Board, Tennessee, Educational Facilities Revenue Bonds, Rhodes College, Series 2011, 5.500%, 8/01/40 (Pre-refunded 8/01/21)	8/21 at 100.00	A+	3,769,247
1,000	Tennessee State, General Obligation Bonds, Series 2011A, 5.000%, 10/01/30 (Pre-refunded 10/01/21)	10/21 at 100.00	AAA	1,070,930
	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2012:
500	5.000%, 7/01/34 (Pre-refunded 7/01/22)	7/22 at 100.00	A	547,010
4,385	5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A	4,797,278
64,830	Total U.S. Guaranteed			67,562,851
	Utilities – 17.8%
	Chattanooga, Tennessee, Electric System Enterprise Revenue Bonds, Series 2015A:
500	5.000%, 9/01/31	9/25 at 100.00	AA+	595,995
1,750	5.000%, 9/01/32	9/25 at 100.00	AA+	2,080,680
	Clarksville Natural Gas Acquisition Corporation, Tennessee, Natural Gas Revenue Bonds, Series 2006:
3,250	5.000%, 12/15/19 – SYNCORA GTY Insured	No Opt. Call	A+	3,253,835
2,725	5.000%, 12/15/20 – SYNCORA GTY Insured	No Opt. Call	A+	2,823,836
8,775	5.000%, 12/15/21 – SYNCORA GTY Insured	No Opt. Call	A+	9,371,612
	Clarksville, Tennessee, Electric System Revenue Bonds, Refunding Series 2015:
665	5.000%, 9/01/27	9/24 at 100.00	Aa2	777,339
2,000	5.000%, 9/01/31	9/24 at 100.00	Aa2	2,316,980
670	Jackson Energy Authority, Tennessee, Gas System Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/28	6/25 at 100.00	Aa2	791,491
	Johnson City Energy Authority, Tennessee, Electric System Revenue Bonds, Series 2017:
1,000	5.000%, 5/01/28	5/27 at 100.00	Aa2	1,247,840
1,000	5.000%, 5/01/29	5/27 at 100.00	Aa2	1,240,810

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)
$ 1,510	Memphis, Tennessee, Electric System Revenue Bonds, Series 2016, 5.000%, 12/01/27	12/26 at 100.00	Aa2	$1,867,462
1,400	Memphis, Tennessee, Gas System Revenue Bonds, Series 2017, 5.000%, 12/01/31	12/27 at 100.00	Aa1	1,741,964
10,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/15/36	5/21 at 100.00	AA+	10,529,200
5,000	Metropolitan Government of Nashville-Davidson County, Tennessee, Electric System Revenue Bonds, Series 2017A, 5.000%, 5/15/42	5/27 at 100.00	AA+	5,984,500
3,785	The Tennessee Energy Acquisition Corporation, Gas Project Revenue Bonds, Series 2018, 4.000%, 11/01/49 (Mandatory Put 11/01/25)	8/25 at 100.22	A	4,215,430
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A:
1,395	5.250%, 9/01/21	No Opt. Call	A	1,482,313
1,755	5.250%, 9/01/22	No Opt. Call	A	1,921,339
3,230	5.250%, 9/01/24	No Opt. Call	A	3,725,902
2,520	5.250%, 9/01/26	No Opt. Call	A	3,013,214
2,100	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006B, 5.625%, 9/01/26	No Opt. Call	BBB	2,560,257
	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006C:
1,100	5.000%, 2/01/21	No Opt. Call	A	1,142,812
250	5.000%, 2/01/22	No Opt. Call	A	267,645
600	5.000%, 2/01/23	No Opt. Call	A	659,526
100	5.000%, 2/01/24	No Opt. Call	A	112,554
5,090	5.000%, 2/01/27	No Opt. Call	A	6,052,570
62,170	Total Utilities			69,777,106
	Water and Sewer – 12.9%
510	DeKalb Utility District, DeKalb County, Tennessee, Waterworks Revenue Bonds, Refunding Series 2017, 3.500%, 4/01/42	4/26 at 100.00	A	540,131
	Gallatin, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2015:
1,655	5.000%, 1/01/31	1/25 at 100.00	AA	1,923,673
1,270	5.000%, 1/01/38	1/25 at 100.00	AA	1,459,712
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2019:
1,210	4.000%, 4/01/37 (WI/DD, Settling 12/05/19)	4/29 at 100.00	AA	1,377,149
1,375	4.000%, 4/01/39 (WI/DD, Settling 12/05/19)	4/29 at 100.00	AA	1,556,514
	Hallsdale-Powell Utility District, Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding Series 2018:
1,000	4.000%, 4/01/35	4/26 at 100.00	AA	1,111,190
1,415	4.000%, 4/01/38	4/26 at 100.00	AA	1,559,570
6,000	Harpeth Valley Utilites District of Davidson and Williamson Counties, Tennessee Utilities Revenue Bonds, Series 2014, 5.000%, 9/01/44	9/24 at 100.00	AA+	6,806,640
1,500	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2015, 5.000%, 9/01/25	No Opt. Call	AA+	1,807,230

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)
	Harpeth Valley Utilities District, Davidson and Williamson Counties, Tennessee, Utilities Revenue Bonds, Refunding Series 2016:
$ 2,870	5.000%, 9/01/34	9/25 at 100.00	AA+	$3,387,490
4,785	5.000%, 9/01/42	9/25 at 100.00	AA+	5,567,300
	Jackson Energy Authority, Tennessee, Water System Revenue Bonds, Series 2012:
270	5.000%, 12/01/24	No Opt. Call	Aa3	317,733
140	5.000%, 12/01/25	No Opt. Call	Aa3	168,804
175	5.000%, 12/01/26	No Opt. Call	Aa3	215,700
1,315	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2015, 5.000%, 1/01/31	1/25 at 100.00	AA-	1,533,356
	Knox-Chapman Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding and Improvement Series 2017:
1,475	4.000%, 1/01/32	1/26 at 100.00	AA-	1,643,858
1,000	4.000%, 1/01/35	1/26 at 100.00	AA-	1,105,850
1,525	Knoxville, Tennessee, Water System Revenue Bonds, Series 2013Z, 5.000%, 3/01/44	3/21 at 100.00	AAA	1,589,141
	Loudon, Tennessee, Water and Sewer Revenue Refunding Bonds, Series 2012A:
1,405	4.000%, 3/01/22 (AMT)	No Opt. Call	A+	1,451,730
1,000	4.000%, 3/01/28 (AMT)	3/22 at 100.00	A+	1,043,480
2,000	5.000%, 3/01/32 (AMT)	3/22 at 100.00	A+	2,126,360
	Memphis, Tennessee, Storm Water Revenue Bonds, Series 2019:
1,065	5.000%, 10/01/38	10/27 at 100.00	AA+	1,289,055
2,005	5.000%, 10/01/40	10/27 at 100.00	AA+	2,416,466
1,700	Watauga River Regional Water Authority, Tennessee, Waterworks Revenue Bonds, Series 2017, 4.000%, 7/01/37	7/27 at 100.00	A	1,927,086
500	West Knox Utility District of Knox County, Tennessee, Water and Sewer Revenue Bonds, Refunding & Improvement Series 2016, 5.000%, 6/01/41	6/24 at 100.00	AA+	566,925
4,995	West Wilson Utility District, Wilson County, Tennessee, Water Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 6/01/45	6/25 at 100.00	AA	5,788,206
44,160	Total Water and Sewer			50,280,349
$ 360,233	Total Long-Term Investments (cost $375,555,111)			398,084,249
	Floating Rate Obligations – (4.9)%			(19,040,000)
	Other Assets Less Liabilities – 3.1%			11,909,346
	Net Assets – 100%			$ 390,953,595

Nuveen Tennessee Municipal Bond Fund (continued)
Portfolio of Investments    November 30, 2019
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT	Alternative Minimum Tax
ETM	Escrowed to maturity
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 4 – Portfolio Securities and Investments in Derivatives. Inverse Floating Rate Securities for more information.
WI/DD	Purchased on a when-issued or delayed delivery basis.
See accompanying notes to financial statements.

Statement of Assets and Liabilities
November 30, 2019
(Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Assets
Long-term investments, at value (cost $164,526,353, $177,399,758, $557,153,467 and $375,555,111, respectively)	$171,658,314	$185,773,964	$599,291,680	$398,084,249
Short-term investments, at value (cost $791,153, $600,000, $—and $—, respectively)	881,938	600,000	—	—
Cash	2,128,267	3,499,877	7,632,466	6,149,113
Receivable for:
Interest	2,089,949	2,399,851	7,725,485	5,003,975
Investments sold	—	1,050,000	20,375	4,350,000
Shares sold	253,238	462,531	795,462	369,751
Other assets	2,611	2,611	58,097	81,057
Total assets	177,014,317	193,788,834	615,523,565	414,038,145
Liabilities
Floating rate obligations	—	750,000	9,255,000	19,040,000
Payable for:
Dividends	68,510	87,168	293,487	117,550
Interest	—	2,102	184,882	53,998
Investments purchased	3,221,667	2,875,936	7,970,654	2,923,517
Shares redeemed	166,414	228,089	618,583	515,071
Accrued expenses:
Management fees	70,829	77,561	235,346	157,742
Trustees fees	1,736	1,826	59,963	81,031
12b-1 distribution and service fees	26,271	36,112	54,097	69,199
Other	77,534	75,551	167,094	126,442
Total liabilities	3,632,961	4,134,345	18,839,106	23,084,550
Net assets	$173,381,356	$189,654,489	$596,684,459	$390,953,595

Class A Shares
Net assets	$108,599,259	$128,967,149	$207,444,129	$236,185,366
Shares outstanding	9,890,925	11,338,562	18,666,023	19,989,377
Net asset value ("NAV") per share	$ 10.98	$ 11.37	$ 11.11	$ 11.82
Offering price per share (NAV per share plus maximum sales charge of 4.20% of offering price)	$ 11.46	$ 11.87	$ 11.60	$ 12.34
Class C Shares
Net assets	$ 6,616,681	$ 13,300,245	$ 17,268,209	$ 17,367,376
Shares outstanding	604,724	1,175,090	1,552,523	1,473,767
NAV and offering price per share	$ 10.94	$ 11.32	$ 11.12	$ 11.78
Class C2 Shares
Net assets	$ 5,329,229	$ 6,984,757	$ 10,163,404	$ 26,464,470
Shares outstanding	487,149	616,464	914,059	2,241,946
NAV and offering price per share	$ 10.94	$ 11.33	$ 11.12	$ 11.80
Class I Shares
Net assets	$ 52,836,187	$ 40,402,338	$361,808,717	$110,936,383
Shares outstanding	4,824,590	3,543,722	32,417,089	9,405,532
NAV and offering price per share	$ 10.95	$ 11.40	$ 11.16	$ 11.79
Fund level net assets consist of:
Capital paid-in	$167,567,205	$184,040,200	$563,295,279	$368,059,191
Total distributable earnings	5,814,151	5,614,289	33,389,180	22,894,404
Fund level net assets	$173,381,356	$189,654,489	$596,684,459	$390,953,595
Authorized shares - per class	Unlimited	Unlimited	Unlimited	Unlimited
Par value per share	$ 0.01	$ 0.01	$ 0.01	$ 0.01
See accompanying notes to financial statements.

Statement of Operations
Six Months Ended November 30, 2019
(Unaudited)
	Georgia	Louisiana	North Carolina	Tennessee
Investment Income	$2,720,530	$3,464,783	$ 8,859,780	$7,915,021
Expenses
Management fees	425,876	449,863	1,393,701	969,610
12b-1 service fees - Class A Shares	106,197	119,543	200,798	235,504
12b-1 distibution and service fees - Class C Shares	32,090	63,389	88,495	87,694
12b-1 distibution and service fees - Class C2 Shares	22,725	30,309	41,708	109,561
Shareholder servicing agent fees	42,320	30,069	113,457	70,419
Interest expense	621	10,058	94,882	254,700
Custodian fees	21,572	23,742	40,154	31,756
Professional fees	19,343	19,750	33,284	26,991
Trustees fees	2,298	2,414	7,759	5,288
Shareholder reporting expenses	6,838	6,933	16,973	13,264
Federal and state registration fees	3,079	3,836	5,481	3,611
Other	3,271	3,388	5,478	5,229
Total expenses	686,230	763,294	2,042,170	1,813,627
Net investment income (loss)	2,034,300	2,701,489	6,817,610	6,101,394
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	280,553	(7,521)	7,128	643,343
Change in net unrealized appreciation (depreciation) of investments	2,234,776	840,089	5,915,447	648,121
Net realized and unrealized gain (loss)	2,515,329	832,568	5,922,575	1,291,464
Net increase (decrease) in net assets from operations	$4,549,629	$3,534,057	$12,740,185	$7,392,858
See accompanying notes to financial statements.

Statement of Changes in Net Assets
(Unaudited)
	Georgia		Louisiana
	Six Months Ended 11/30/19	Year Ended 5/31/19	Six Months Ended 11/30/19	Year Ended 5/31/19
Operations
Net investment income (loss)	$ 2,034,300	$ 4,039,687	$ 2,701,489	$ 5,127,551
Net realized gain (loss) from investments	280,553	(348,846)	(7,521)	(492,906)
Change in net unrealized appreciation (depreciation) of investments	2,234,776	4,244,189	840,089	4,049,062
Net increase (decrease) in net assets from operations	4,549,629	7,935,030	3,534,057	8,683,707
Distributions to Shareholders
Dividends:
Class A Shares	(1,249,002)	(2,692,475)	(1,845,638)	(3,336,775)
Class C Shares	(49,910)	(129,558)	(144,154)	(265,973)
Class C2 Shares	(54,858)	(186,864)	(101,839)	(294,307)
Class I Shares	(633,693)	(1,087,284)	(630,142)	(998,651)
Decrease in net assets from distributions to shareholders	(1,987,463)	(4,096,181)	(2,721,773)	(4,895,706)
Fund Share Transactions
Proceeds from sale of shares	21,408,761	56,434,347	29,137,322	37,308,160
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,579,768	3,118,433	2,199,754	3,803,934
	22,988,529	59,552,780	31,337,076	41,112,094
Cost of shares redeemed	(12,987,000)	(59,579,285)	(9,801,633)	(31,096,689)
Net increase (decrease) in net assets from Fund share transactions	10,001,529	(26,505)	21,535,443	10,015,405
Net increase (decrease) in net assets	12,563,695	3,812,344	22,347,727	13,803,406
Net assets at the beginning of period	160,817,661	157,005,317	167,306,762	153,503,356
Net assets at the end of period	$173,381,356	$160,817,661	$189,654,489	$167,306,762

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited) (continued)
	North Carolina		Tennessee
	Six Months Ended 11/30/19	Year Ended 5/31/19	Six Months Ended 11/30/19	Year Ended 5/31/19
Operations
Net investment income (loss)	$ 6,817,610	$ 13,284,635	$ 6,101,394	$ 12,438,478
Net realized gain (loss) from investments	7,128	(3,712,430)	643,343	(1,241,814)
Change in net unrealized appreciation (depreciation) of investments	5,915,447	17,631,422	648,121	6,913,442
Net increase (decrease) in net assets from operations	12,740,185	27,203,627	7,392,858	18,110,106
Distributions to Shareholders
Dividends:
Class A Shares	(2,328,502)	(4,803,141)	(3,521,264)	(7,168,903)
Class C Shares	(132,976)	(328,242)	(191,577)	(391,551)
Class C2 Shares	(98,879)	(304,525)	(355,540)	(943,679)
Class I Shares	(4,293,133)	(8,206,271)	(1,757,444)	(3,312,143)
Decrease in net assets from distributions to shareholders	(6,853,490)	(13,642,179)	(5,825,825)	(11,816,276)
Fund Share Transactions
Proceeds from sale of shares	82,087,013	174,209,882	21,922,230	57,894,848
Proceeds from shares issued to shareholders due to reinvestment of distributions	5,156,196	10,111,918	5,088,408	10,293,120
	87,243,209	184,321,800	27,010,638	68,187,968
Cost of shares redeemed	(35,924,794)	(166,725,781)	(33,571,599)	(114,608,105)
Net increase (decrease) in net assets from Fund share transactions	51,318,415	17,596,019	(6,560,961)	(46,420,137)
Net increase (decrease) in net assets	57,205,110	31,157,467	(4,993,928)	(40,126,307)
Net assets at the beginning of period	539,479,349	508,321,882	395,947,523	436,073,830
Net assets at the end of period	$596,684,459	$ 539,479,349	$390,953,595	$ 395,947,523
See accompanying notes to financial statements.

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Financial Highlights
(Unaudited)
Georgia
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2020(e)	$10.81	$0.13	$ 0.17	$ 0.30	$(0.13)	$ —	$(0.13)	$10.98
2019	10.53	0.28	0.29	0.57	(0.29)	—	(0.29)	10.81
2018	10.79	0.31	(0.24)	0.07	(0.33)	—	(0.33)	10.53
2017	11.21	0.35	(0.40)	(0.05)	(0.37)	—	(0.37)	10.79
2016	11.04	0.39	0.17	0.56	(0.39)	—	(0.39)	11.21
2015	11.04	0.40	—**	0.40	(0.40)	—	(0.40)	11.04
Class C (02/14)
2020(e)	10.77	0.09	0.17	0.26	(0.09)	—	(0.09)	10.94
2019	10.50	0.20	0.27	0.47	(0.20)	—	(0.20)	10.77
2018	10.74	0.23	(0.23)	—	(0.24)	—	(0.24)	10.50
2017	11.17	0.26	(0.41)	(0.15)	(0.28)	—	(0.28)	10.74
2016	10.99	0.29	0.19	0.48	(0.30)	—	(0.30)	11.17
2015	11.00	0.30	—**	0.30	(0.31)	—	(0.31)	10.99
Class C2 (01/94)
2020(e)	10.77	0.10	0.17	0.27	(0.10)	—	(0.10)	10.94
2019	10.50	0.22	0.28	0.50	(0.23)	—	(0.23)	10.77
2018	10.75	0.25	(0.23)	0.02	(0.27)	—	(0.27)	10.50
2017	11.17	0.29	(0.41)	(0.12)	(0.30)	—	(0.30)	10.75
2016	11.00	0.33	0.17	0.50	(0.33)	—	(0.33)	11.17
2015	11.00	0.33	0.01	0.34	(0.34)	—	(0.34)	11.00
Class I (02/97)
2020(e)	10.78	0.14	0.17	0.31	(0.14)	—	(0.14)	10.95
2019	10.50	0.30	0.28	0.58	(0.30)	—	(0.30)	10.78
2018	10.75	0.33	(0.24)	0.09	(0.34)	—	(0.34)	10.50
2017	11.18	0.37	(0.42)	(0.05)	(0.38)	—	(0.38)	10.75
2016	11.00	0.41	0.18	0.59	(0.41)	—	(0.41)	11.18
2015	11.00	0.42	—**	0.42	(0.42)	—	(0.42)	11.00

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.77%	$108,599	0.82%*	0.82%*	2.40%*	5%
5.48	100,544	0.84	0.84	2.68	19
0.63	95,507	0.85	0.83	2.96	19
(0.57)	94,199	0.84	0.82	3.23	20
5.28	96,938	0.83	0.82	3.50	16
3.65	89,014	0.83	0.82	3.57	11

2.37	6,617	1.62*	1.62*	1.60*	5
4.54	6,347	1.64	1.64	1.88	19
(0.03)	8,670	1.65	1.63	2.15	19
(1.39)	9,558	1.64	1.62	2.43	20
4.45	8,325	1.62	1.61	2.65	16
2.73	3,480	1.62	1.61	2.68	11

2.50	5,329	1.37*	1.37*	1.85*	5
4.80	6,658	1.39	1.39	2.13	19
0.16	15,932	1.40	1.38	2.40	19
(1.07)	19,518	1.39	1.37	2.68	20
4.64	28,958	1.38	1.37	2.96	16
3.10	30,258	1.38	1.37	3.02	11

2.86	52,836	0.62*	0.62*	2.60*	5
5.68	47,268	0.64	0.64	2.87	19
0.89	36,896	0.65	0.63	3.14	19
(0.41)	48,488	0.64	0.62	3.43	20
5.47	46,953	0.63	0.62	3.69	16
3.83	40,496	0.63	0.62	3.76	11
(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2019.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Louisiana
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (09/89)
2020(e)	$11.32	$0.17	$ 0.06	$ 0.23	$(0.18)	$ —	$(0.18)	$11.37
2019	11.05	0.37	0.26	0.63	(0.36)	—	(0.36)	11.32
2018	11.19	0.38	(0.14)	0.24	(0.38)	—	(0.38)	11.05
2017	11.62	0.40	(0.44)	(0.04)	(0.39)	—	(0.39)	11.19
2016	11.40	0.41	0.24	0.65	(0.43)	—	(0.43)	11.62
2015	11.25	0.44	0.15	0.59	(0.44)	—	(0.44)	11.40
Class C (02/14)
2020(e)	11.26	0.13	0.06	0.19	(0.13)	—	(0.13)	11.32
2019	11.00	0.28	0.25	0.53	(0.27)	—	(0.27)	11.26
2018	11.13	0.29	(0.13)	0.16	(0.29)	—	(0.29)	11.00
2017	11.56	0.31	(0.44)	(0.13)	(0.30)	—	(0.30)	11.13
2016	11.35	0.32	0.23	0.55	(0.34)	—	(0.34)	11.56
2015	11.20	0.33	0.17	0.50	(0.35)	—	(0.35)	11.35
Class C2 (02/94)
2020(e)	11.27	0.14	0.06	0.20	(0.14)	—	(0.14)	11.33
2019	11.00	0.31	0.25	0.56	(0.29)	—	(0.29)	11.27
2018	11.14	0.32	(0.15)	0.17	(0.31)	—	(0.31)	11.00
2017	11.56	0.34	(0.44)	(0.10)	(0.32)	—	(0.32)	11.14
2016	11.35	0.35	0.23	0.58	(0.37)	—	(0.37)	11.56
2015	11.20	0.37	0.16	0.53	(0.38)	—	(0.38)	11.35
Class I (02/97)
2020(e)	11.34	0.19	0.06	0.25	(0.19)	—	(0.19)	11.40
2019	11.08	0.40	0.24	0.64	(0.38)	—	(0.38)	11.34
2018	11.22	0.41	(0.15)	0.26	(0.40)	—	(0.40)	11.08
2017	11.64	0.43	(0.44)	(0.01)	(0.41)	—	(0.41)	11.22
2016	11.43	0.44	0.23	0.67	(0.46)	—	(0.46)	11.64
2015	11.28	0.46	0.16	0.62	(0.47)	—	(0.47)	11.43

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.00%	$128,967	0.82%*	0.81%*	3.06%*	4%
5.81	110,922	0.85	0.84	3.39	14
2.16	100,312	0.85	0.84	3.45	20
(0.34)	94,149	0.84	0.83	3.57	16
5.82	90,958	0.84	0.84	3.61	5
5.34	81,264	0.84	0.84	3.81	12

1.68	13,300	1.62*	1.61*	2.26*	4
4.88	11,797	1.65	1.64	2.58	14
1.43	10,645	1.65	1.64	2.65	20
(1.14)	9,482	1.64	1.63	2.77	16
4.93	7,910	1.64	1.64	2.77	5
4.54	3,330	1.63	1.63	2.92	12

1.81	6,985	1.37*	1.36*	2.52*	4
5.20	9,066	1.40	1.39	2.84	14
1.56	14,831	1.40	1.39	2.90	20
(0.83)	17,554	1.39	1.38	3.01	16
5.21	22,467	1.39	1.39	3.07	5
4.81	23,535	1.39	1.39	3.27	12

2.20	40,402	0.62*	0.61*	3.26*	4
5.93	35,521	0.65	0.64	3.58	14
2.37	27,716	0.65	0.64	3.65	20
(0.04)	22,901	0.65	0.64	3.79	16
5.94	14,231	0.64	0.64	3.80	5
5.54	9,791	0.64	0.64	4.00	12

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2019.
*	Annualized.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
North Carolina
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (03/86)
2020(e)	$10.99	$0.13	$ 0.12	$ 0.25	$(0.13)	$ —	$(0.13)	$11.11
2019	10.69	0.28	0.31	0.59	(0.29)	—	(0.29)	10.99
2018	10.94	0.30	(0.24)	0.06	(0.31)	—	(0.31)	10.69
2017	11.21	0.32	(0.27)	0.05	(0.32)	—	(0.32)	10.94
2016	10.95	0.34	0.26	0.60	(0.34)	—	(0.34)	11.21
2015	10.95	0.35	—**	0.35	(0.35)	—	(0.35)	10.95
Class C (02/14)
2020(e)	11.00	0.08	0.12	0.20	(0.08)	—	(0.08)	11.12
2019	10.69	0.19	0.32	0.51	(0.20)	—	(0.20)	11.00
2018	10.94	0.21	(0.24)	(0.03)	(0.22)	—	(0.22)	10.69
2017	11.20	0.23	(0.26)	(0.03)	(0.23)	—	(0.23)	10.94
2016	10.95	0.25	0.25	0.50	(0.25)	—	(0.25)	11.20
2015	10.94	0.26	0.01	0.27	(0.26)	—	(0.26)	10.95
Class C2 (10/93)
2020(e)	11.00	0.10	0.12	0.22	(0.10)	—	(0.10)	11.12
2019	10.70	0.22	0.31	0.53	(0.23)	—	(0.23)	11.00
2018	10.94	0.24	(0.23)	0.01	(0.25)	—	(0.25)	10.70
2017	11.21	0.26	(0.28)	(0.02)	(0.25)	—	(0.25)	10.94
2016	10.95	0.28	0.26	0.54	(0.28)	—	(0.28)	11.21
2015	10.95	0.29	—**	0.29	(0.29)	—	(0.29)	10.95
Class I (02/97)
2020(e)	11.04	0.14	0.12	0.26	(0.14)	—	(0.14)	11.16
2019	10.74	0.30	0.31	0.61	(0.31)	—	(0.31)	11.04
2018	10.98	0.32	(0.23)	0.09	(0.33)	—	(0.33)	10.74
2017	11.26	0.34	(0.28)	0.06	(0.34)	—	(0.34)	10.98
2016	10.99	0.36	0.27	0.63	(0.36)	—	(0.36)	11.26
2015	10.99	0.37	—**	0.37	(0.37)	—	(0.37)	10.99

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

2.27%	$207,444	0.80%*	0.77%*	2.31%*	1%
5.59	189,556	0.82	0.78	2.59	24
0.55	174,257	0.81	0.78	2.77	19
0.43	166,079	0.79	0.77	2.88	15
5.57	177,219	0.79	0.78	3.07	6
3.26	164,797	0.78	0.78	3.19	11

1.86	17,268	1.60*	1.57*	1.51*	1
4.80	17,622	1.62	1.58	1.79	24
(0.28)	19,364	1.61	1.58	1.97	19
(0.30)	20,612	1.59	1.57	2.09	15
4.63	13,415	1.59	1.58	2.25	6
2.52	7,331	1.58	1.58	2.36	11

1.99	10,163	1.35*	1.32*	1.76*	1
5.00	12,229	1.37	1.33	2.02	24
0.09	23,548	1.36	1.33	2.22	19
(0.15)	28,499	1.34	1.32	2.34	15
4.97	36,986	1.34	1.33	2.53	6
2.67	39,460	1.33	1.33	2.64	11

2.37	361,809	0.60*	0.57*	2.51*	1
5.77	320,072	0.62	0.58	2.80	24
0.87	291,153	0.61	0.58	2.97	19
0.55	287,086	0.59	0.57	3.09	15
5.81	261,979	0.59	0.58	3.27	6
3.41	215,885	0.58	0.58	3.39	11

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2019.
*	Annualized.
**	Rounds to less than $.01 per share.
See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)
Tennessee
Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions
Class (Commencement Date) Year Ended May 31,	Beginning NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Total	Ending NAV
Class A (11/87)
2020(e)	$11.77	$0.19	$ 0.04	$ 0.23	$(0.18)	$ —	$(0.18)	$11.82
2019	11.57	0.36	0.18	0.54	(0.34)	—	(0.34)	11.77
2018	11.87	0.35	(0.27)	0.08	(0.38)	—	(0.38)	11.57
2017	12.14	0.37	(0.26)	0.11	(0.38)	—	(0.38)	11.87
2016	11.85	0.41	0.26	0.67	(0.38)	—	(0.38)	12.14
2015	11.82	0.40	0.02	0.42	(0.39)	—	(0.39)	11.85
Class C (02/14)
2020(e)	11.74	0.14	0.03	0.17	(0.13)	—	(0.13)	11.78
2019	11.53	0.27	0.19	0.46	(0.25)	—	(0.25)	11.74
2018	11.83	0.26	(0.28)	(0.02)	(0.28)	—	(0.28)	11.53
2017	12.10	0.27	(0.25)	0.02	(0.29)	—	(0.29)	11.83
2016	11.81	0.31	0.27	0.58	(0.29)	—	(0.29)	12.10
2015	11.79	0.30	0.01	0.31	(0.29)	—	(0.29)	11.81
Class C2 (10/93)
2020(e)	11.76	0.15	0.03	0.18	(0.14)	—	(0.14)	11.80
2019	11.55	0.29	0.20	0.49	(0.28)	—	(0.28)	11.76
2018	11.85	0.29	(0.28)	0.01	(0.31)	—	(0.31)	11.55
2017	12.12	0.31	(0.26)	0.05	(0.32)	—	(0.32)	11.85
2016	11.83	0.34	0.27	0.61	(0.32)	—	(0.32)	12.12
2015	11.80	0.33	0.02	0.35	(0.32)	—	(0.32)	11.83
Class I (02/97)
2020(e)	11.75	0.20	0.03	0.23	(0.19)	—	(0.19)	11.79
2019	11.55	0.38	0.19	0.57	(0.37)	—	(0.37)	11.75
2018	11.85	0.38	(0.28)	0.10	(0.40)	—	(0.40)	11.55
2017	12.12	0.39	(0.25)	0.14	(0.41)	—	(0.41)	11.85
2016	11.83	0.43	0.27	0.70	(0.41)	—	(0.41)	12.12
2015	11.80	0.42	0.02	0.44	(0.41)	—	(0.41)	11.83

	Ratios/Supplemental Data
		Ratios to Average Net Assets
Total Return(b)	Ending Net Assets (000)	Expenses Including Interest(c)	Expenses Excluding Interest	Net Investment Income (Loss)	Portfolio Turnover Rate(d)

1.94%	$236,185	0.91%*	0.78%*	3.13%*	5%
4.78	237,914	0.94	0.79	3.12	7
0.66	253,309	0.88	0.78	3.02	8
0.97	272,345	0.84	0.77	3.11	24
5.78	301,829	0.82	0.78	3.40	10
3.54	291,997	0.79	0.78	3.35	3

1.44	17,367	1.71*	1.58*	2.33*	5
4.02	17,372	1.74	1.59	2.32	7
(0.17)	20,028	1.68	1.58	2.21	8
0.16	21,735	1.64	1.57	2.32	24
4.95	19,186	1.61	1.57	2.56	10
2.64	8,775	1.58	1.57	2.50	3

1.57	26,464	1.46*	1.33*	2.58*	5
4.28	32,241	1.49	1.34	2.56	7
0.09	55,600	1.43	1.33	2.47	8
0.42	65,549	1.39	1.32	2.57	24
5.21	80,706	1.37	1.33	2.86	10
2.98	84,804	1.34	1.33	2.80	3

1.96	110,936	0.71*	0.58*	3.33*	5
5.01	108,421	0.74	0.59	3.32	7
0.86	107,137	0.68	0.58	3.21	8
1.18	109,366	0.64	0.57	3.32	24
6.00	82,111	0.62	0.58	3.59	10
3.75	58,465	0.59	0.58	3.54	3

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)	Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)	The expense ratios reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, where applicable, as described in Note 4 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities and interest expense and fees paid on borrowings, as described in Note 8 - Borrowing Arrangements.
(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives, Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended November 30, 2019.
*	Annualized.
See accompanying notes to financial statements.

Notes to Financial Statements
(Unaudited)
1.  General Information
Trust and Fund Information
The Nuveen Multistate Trust III (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust is comprised of Nuveen Georgia Municipal Bond Fund (“Georgia”), Nuveen Louisiana Municipal Bond Fund (“Louisiana”), Nuveen North Carolina Municipal Bond Fund (“North Carolina”) and Nuveen Tennessee Municipal Bond Fund (“Tennessee”) (each a “Fund” and collectively, the “Funds”), as diversified funds, among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.
The end of the reporting period for the Funds is November 30, 2019, and the period covered by these Notes to Financial Statements is the six months ended November 30, 2019 (the "current fiscal period”).
Investment Adviser
The Funds' investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds' portfolios, manages the Funds' business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge and incur a 0.20% annual 12b-1 service fee. Class A Share purchases of $250,000 or more are sold at net asset value (“NAV”) without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge but incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee. The Funds will issue Class C2 Shares upon the exchange of Class C2 Shares from another Nuveen mutual fund or for the purpose of dividend reinvestment, but Class C2 Shares are not available for new accounts or for additional investment into existing accounts. Class C2 Shares incur a 0.55% annual 12b-1 distribution fee and a 0.20% annual 12b-1 service fee. Class C and Class C2 Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C and Class C2 Shares automatically convert to Class A Shares ten years after purchase. Class I Shares are not subject to any sales charge or 12b-1 distribution or service fees.
2.  Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The NAV for financial reporting purposes may differ from the NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
The Trust pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Funds' Board of Trustees (the "Board") has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investment and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative settled shares of each class. Expenses directly attributable to a class of shares are recorded to the specific class. Currently, the only expenses that are allocated on a class-specific basis are 12b-1 distribution and service fees.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds' investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. During the current fiscal period, ASU 2017-08 became effective for the Funds and it did not have a material impact on the Funds' financial statements.
Fair Value Measurement: Disclosure Framework
During August 2018, the FASB issued ASU 2018-13 (“ASU 2018-13”), Fair Value Measurement: Disclosure Framework  –  Changes to the Disclosure Requirements for Fair Value Measurements. ASU 2018-13 modifies the disclosures required by Topic 820, Fair Value Measurements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has early implemented this guidance and it did not have a material impact on the Funds’ financial statements.
3.  Investment Valuation and Fair Value Measurements
The fair valuation input levels as described below are for fair value measurement purposes.
The Funds' investments in securities are recorded at their estimated fair value. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type

Notes to Financial Statements (Unaudited) (continued)
of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.
Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:
Georgia	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$171,378,680	$ 279,634**	$171,658,314
Short-Term Investments*:
Municipal Bonds	—	—	881,938**	881,938
Total	$ —	$171,378,680	$1,161,572	$172,540,252

Louisiana	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$185,773,964	$ —	$185,773,964
Short-Term Investments*:
Municipal Bonds	—	600,000	—	600,000
Total	$ —	$186,373,964	$ —	$186,373,964

North Carolina	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$599,291,680	$ —	$599,291,680

Tennessee	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Municipal Bonds	$ —	$398,084,249	$ —	$398,084,249

*	Refer to the Fund's Portfolio of Investments for industry classifications.
**	Refer to the Fund's Portfolio of Investments for securities classified as Level 3.
4.  Portfolio Securities and Investments in Derivatives
Portfolio Securities
Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “In-

verse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.
The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.
The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).
An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB)  –  Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense” on the Statement of Operations. Earnings due from the Underlying Bond and interest due to the holders of the Floaters as of the end of the reporting period are recognized as components of “Receivable for interest” and “Payable for interest” on the Statement of Assets and Liabilities, respectively.
In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF)  –  Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.
Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.
As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations Outstanding	Georgia	Louisiana	North Carolina	Tennessee
Floating rate obligations: self-deposited Inverse Floaters	$ —	$ 750,000	$9,255,000	$19,040,000
Floating rate obligations: externally-deposited Inverse Floaters	5,720,000	3,000,000	—	7,500,000
Total	$5,720,000	$3,750,000	$9,255,000	$26,540,000
During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rates and fees related to self-deposited Inverse Floaters, were as follows:
Self-Deposited Inverse Floaters	Georgia	Louisiana	North Carolina	Tennessee
Average floating rate obligations outstanding	$ —	$750,000	$9,255,000	$24,585,082
Average annual interest rate and fees	—%	1.98%	2.00%	2.02%
TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that

Notes to Financial Statements (Unaudited) (continued)
were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond are not sufficient to pay the purchase price of the Floaters.
The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.
As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, there were no loans outstanding under any such facility.
Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.
As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:
Floating Rate Obligations - Recourse Trusts	Georgia	Louisiana	North Carolina	Tennessee
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$ —	$ 750,000	$9,255,000	$19,040,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	5,720,000	3,000,000	—	7,500,000
Total	$5,720,000	$3,750,000	$9,255,000	$26,540,000
Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Investment Transactions
Long-term purchases and sales (including maturities) during the current fiscal period, were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Purchases	$24,105,121	$30,645,228	$53,527,337	$20,524,953
Sales and maturities	8,117,866	7,240,000	2,995,000	39,820,374
Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Outstanding when-issued/delayed delivery purchase commitments	$3,221,667	$2,875,936	$7,970,654	$2,923,517
Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments and may do so in the future, they did not make any such investments during the current fiscal period.

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.
5.  Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
	Six Months Ended 11/30/19		Year Ended 5/31/19
Georgia	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,230,432	$ 13,454,906	3,232,985	$ 33,829,876
Class A – automatic conversion of Class C2 Shares	887	9,712	89,006	935,455
Class C	39,966	436,352	49,389	518,669
Class C2	1,152	12,603	9,717	102,522
Class I	685,214	7,495,188	2,000,042	21,047,825
Shares issued to shareholders due to reinvestment of distributions:
Class A	91,244	1,001,931	197,689	2,076,153
Class C	4,018	43,961	10,944	114,493
Class C2	3,381	36,979	11,832	123,676
Class I	45,377	496,897	76,702	804,111
	2,101,671	22,988,529	5,678,306	59,552,780
Shares redeemed:
Class A	(731,345)	(8,022,205)	(3,286,794)	(34,251,403)
Class C	(28,340)	(307,589)	(297,291)	(3,100,265)
Class C2	(134,573)	(1,476,442)	(832,124)	(8,715,131)
Class C2 – automatic conversion to Class A Shares	(890)	(9,712)	(89,261)	(935,455)
Class I	(290,020)	(3,171,052)	(1,205,719)	(12,577,031)
	(1,185,168)	(12,987,000)	(5,711,189)	(59,579,285)
Net increase (decrease)	916,503	$ 10,001,529	(32,883)	$ (26,505)

Notes to Financial Statements (Unaudited) (continued)
	Six Months Ended 11/30/19		Year Ended 5/31/19
Louisiana	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,781,912	$20,289,796	1,750,632	$ 19,347,954
Class A – automatic conversion of Class C2 Shares	—	—	21,709	238,489
Class C	149,102	1,687,476	188,145	2,071,516
Class C2	20,002	225,510	7,881	87,700
Class I	606,817	6,934,540	1,401,500	15,562,501
Shares issued to shareholders due to reinvestment of distributions:
Class A	129,474	1,475,571	237,050	2,617,251
Class C	10,593	120,124	19,856	218,170
Class C2	7,091	80,491	19,973	219,437
Class I	45,839	523,568	67,616	749,076
	2,750,830	31,337,076	3,714,362	41,112,094
Shares redeemed:
Class A	(373,813)	(4,253,499)	(1,285,590)	(14,134,865)
Class C	(32,217)	(364,767)	(128,446)	(1,403,994)
Class C2	(214,906)	(2,440,855)	(549,669)	(6,053,011)
Class C2 – automatic conversion to Class A Shares	—	—	(21,799)	(238,489)
Class I	(240,137)	(2,742,512)	(839,612)	(9,266,330)
	(861,073)	(9,801,633)	(2,825,116)	(31,096,689)
Net increase (decrease)	1,889,757	$21,535,443	889,246	$ 10,015,405

	Six Months Ended 11/30/19		Year Ended 5/31/19
North Carolina	Shares	Amount	Shares	Amount
Shares sold:
Class A	2,488,462	$ 27,605,663	5,885,718	$ 62,521,809
Class A – automatic conversion of Class C2 Shares	5,486	60,677	146,644	1,566,595
Class C	79,984	891,386	243,712	2,597,005
Class C2	965	10,745	7,003	74,591
Class I	4,794,088	53,518,542	9,992,519	107,449,882
Shares issued to shareholders due to reinvestment of distributions:
Class A	185,650	2,066,379	391,349	4,174,997
Class C	10,054	111,998	26,013	277,508
Class C2	7,280	81,064	23,755	253,383
Class I	259,139	2,896,755	504,571	5,406,030
	7,831,108	87,243,209	17,221,284	184,321,800
Shares redeemed:
Class A	(1,255,571)	(13,956,543)	(5,477,479)	(58,017,005)
Class C	(139,484)	(1,550,492)	(478,335)	(5,066,460)
Class C2	(200,467)	(2,229,034)	(973,269)	(10,372,490)
Class C2 – automatic conversion to Class A Shares	(5,482)	(60,677)	(146,526)	(1,566,595)
Class I	(1,625,563)	(18,128,048)	(8,619,582)	(91,703,231)
	(3,226,567)	(35,924,794)	(15,695,191)	(166,725,781)
Net increase (decrease)	4,604,541	$ 51,318,415	1,526,093	$ 17,596,019

	Six Months Ended 11/30/19		Year Ended 5/31/19
Tennessee	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,020,220	$ 12,081,072	2,214,286	$ 25,541,257
Class A – automatic conversion of Class C2 Shares	821	9,706	42,886	496,152
Class C	84,661	998,080	157,195	1,803,806
Class C2	2,212	26,163	12,496	144,389
Class I	745,874	8,807,209	2,593,693	29,909,244
Shares issued to shareholders due to reinvestment of distributions:
Class A	255,745	3,027,931	532,725	6,141,885
Class C	14,996	177,074	31,561	362,806
Class C2	25,952	306,960	70,976	817,113
Class I	133,392	1,576,443	258,127	2,971,316
	2,283,873	27,010,638	5,913,945	68,187,968
Shares redeemed:
Class A	(1,502,015)	(17,774,494)	(4,473,286)	(51,428,725)
Class C	(105,884)	(1,249,968)	(445,251)	(5,098,967)
Class C2	(527,522)	(6,243,839)	(2,110,670)	(24,320,360)
Class C2 – automatic conversion to Class A Shares	(822)	(9,706)	(42,956)	(496,152)
Class I	(701,659)	(8,293,592)	(2,900,141)	(33,263,901)
	(2,837,902)	(33,571,599)	(9,972,304)	(114,608,105)
Net increase (decrease)	(554,029)	$ (6,560,961)	(4,058,359)	$ (46,420,137)
6.  Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.
For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.
The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of November 30, 2019.
	Georgia	Louisiana	North Carolina	Tennessee
Tax cost of investments	$165,265,806	$176,688,231	$547,879,318	$355,230,661
Gross unrealized:
Appreciation	$ 10,252,288	$ 9,929,477	$ 42,271,832	$ 24,251,769
Depreciation	(2,977,842)	(993,741)	(114,504)	(438,179)
Net unrealized appreciation (depreciation) of investments	$ 7,274,446	$ 8,935,736	$ 42,157,328	$ 23,813,590
Permanent differences, primarily due to taxable market discount and expiration of capital loss carryforwards, resulted in reclassifications among the Funds' components of net assets as of May 31, 2019, the Funds' last tax year end.
The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of May 31, 2019, the Funds' last tax year end, were as follows:

Notes to Financial Statements (Unaudited) (continued)
	Georgia	Louisiana	North Carolina	Tennessee
Undistributed net tax-exempt income[1]	$ —	$475,507	$66,318	$1,389,959
Undistributed net ordinary income[2]	—	—	—	—
Undistributed net long-term capital gains	—	—	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividends declared during the period May 1, 2019 through May 31, 2019, and paid on June 3, 2019.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
The tax character of distributions paid during the Funds' last tax year ended May 31, 2019 was designated for purposes of the dividends paid deduction as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Distributions from net tax-exempt income	$4,131,632	$4,874,216	$13,739,760	$11,851,030
Distributions from net ordinary income[2]	438	17,221	—	99,437
Distributions from net long-term capital gains	—	—	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.
As of May 31, 2019, the Funds' last tax year end, the Funds had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.
	Georgia	Louisiana	North Carolina	Tennessee
Not subject to expiration:
Short-term	$ 826,634	$3,017,750	$4,921,545	$ 913,235
Long-term	643,383	242,568	2,813,624	1,244,915
Total	$1,470,017	$3,260,318	$7,735,169	$2,158,150
As of May 31, 2019, the Funds' last tax year end, $107,840 of Louisiana's capital loss carryforward expired.
7.  Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components  –  a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Average Daily Net Assets	Georgia	Louisiana	North Carolina	Tennessee
For the first $125 million	0.3500%	0.3500%	0.3500%	0.3500%
For the next $125 million	0.3375	0.3375	0.3375	0.3375
For the next $250 million	0.3250	0.3250	0.3250	0.3250
For the next $500 million	0.3125	0.3125	0.3125	0.3125
For the next $1 billion	0.3000	0.3000	0.3000	0.3000
For the next $3 billion	0.2750	0.2750	0.2750	0.2750
For the next $5 billion	0.2500	0.2500	0.2500	0.2500
For net assets over $10 billion	0.2375	0.2375	0.2375	0.2375
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*     The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of November 30, 2019, the complex-level fee rate for each Fund was 0.1562%.
Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Sub-Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.
During the current fiscal period, the Funds did not engage in inter-fund trades pursuant to these procedures.
During the current fiscal period, Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Sales charges collected	$61,353	$219,252	$180,471	$124,379
Paid to financial intermediaries	58,284	209,434	170,417	114,554
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
	Georgia	Louisiana	North Carolina	Tennessee
Commission advances	$43,276	$161,924	$113,473	$63,136
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C and Class C2 Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
	Georgia	Louisiana	North Carolina	Tennessee
12b-1 fees retained	$2,876	$11,635	$10,231	$8,730
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.

Notes to Financial Statements (Unaudited) (continued)
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
	Georgia	Louisiana	North Carolina	Tennessee
CDSC retained	$2,446	$1,835	$4,256	$1,199
8.  Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.65 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity. The credit facility expires in June 2020 unless extended or renewed.
The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of "Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, none of the Funds utilized this facility.

Additional Fund Information
Fund Manager
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management, LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787

Portfolio of Investments Information: Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC's website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information: You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck: The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report
Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or fund’s duration, the more the price of the bond or fund will change as interest rates change.
Effective Leverage (Effective Leverage Ratio): Effective leverage is investment exposure created either directly through certain borrowings or indirectly through inverse floaters, divided by the assets invested, including those assets that were purchased with the proceeds of the leverage, or referenced by the levered instrument. The calculation of the Effective Leverage Ratio reflects borrowings effected on a long-term basis for investment purposes, but excludes borrowings that may occur, on a transient basis, in connection with a Fund’s day-to-day operations primarily in connection with the need to pay cash out to redeeming shareholders or to settle portfolio trades.
Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.
Lipper Other States Municipal Debt Funds Classification Average: Represents the average annualized total return for all reporting funds in the Lipper Other States Municipal Debt Funds Classification. Shareholders should note that the performance of the Lipper Other States Municipal Debt Funds Classification Average represents the overall average of returns for funds from multiple states with a wide variety of municipal market conditions, making direct comparisons less meaningful. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charge.
Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-

yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.
S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.
Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Notes

Notes

Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds
Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com    MSA-MS5-1119D1049662-INV-B-01/21

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a)(4) Change in the registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust III

By	(Signature and Title)	/s/ Christopher M. Rohrbacher
Christopher M. Rohrbacher Vice President and Secretary

Date: February 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Greg A. Bottjer
Greg A. Bottjer Chief Administrative Officer (principal executive officer)

Date: February 7, 2020

By	(Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham Vice President and Controller (principal financial officer)

Date: February 7, 2020